Master Premier Institutional Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government & Agency Issues — 17.6%
U.S. Treasury Notes	$80,000,000	2.50%	09/30/06	$79,643,760
	32,000,000	4.38	01/31/08	31,695,008
Fannie Mae	162,000,000	3.00	09/20/06	162,000,000
	25,000,000	3.55	01/30/07	24,756,825
	44,900,000	4.10	04/18/07	44,476,817
	26,751,000	4.38	09/07/07	26,453,609
	53,150,000	4.88	01/11/08	52,795,330
	65,250,000	4.88	01/11/08	64,814,587
	50,000,000	4.88	01/11/08	49,666,350
	14,000,000	4.96	02/08/08	13,916,042
Federal Home Loan Banks	75,000,000	3.50	09/08/06	75,000,000
	100,000,000	3.13	09/15/06	99,896,562
	25,000,000	4.13	11/15/06	24,898,125
	155,000,000	3.25	11/29/06	153,856,720
	33,000,000	3.75	11/30/06	32,807,709
	25,000,000	3.80	12/29/06	24,826,275
	85,000,000	3.80	12/29/06	84,409,335
	127,000,000	3.45	01/10/07	125,869,700
	50,000,000	3.75	01/16/07	49,607,150
	20,000,000	5.38	02/15/07	19,987,980
	75,000,000	3.75	03/07/07	74,242,950
	25,000,000	3.65	03/28/07	24,709,550
	53,000,000	4.00	06/13/07	52,336,864
	102,040,000	4.00	06/22/07	100,788,990
	50,000,000	4.21	09/14/07	49,352,850
	39,155,000	4.25	09/26/07	38,660,942
	13,205,000	4.56	10/18/07	13,080,715
	31,890,000	3.85	01/04/08	31,246,587
	27,280,000	3.90	01/25/08	26,729,653
	34,050,000	3.94	02/01/08	33,355,176
Freddie Mac	37,200,000	2.63	08/17/06	37,186,174
	200,000,000	3.01	11/09/06	198,644,200
	50,000,000	3.75	11/15/06	49,751,050
	70,000,000	4.25	02/28/07	69,511,680
	148,500,000	5.50	07/09/07	148,432,581
	57,000,000	4.45	09/28/07	56,416,548
	50,000,000	4.60	10/05/07	49,562,800
	38,200,000	4.63	10/05/07	37,878,891
	17,000,000	4.63	10/05/07	16,857,064
	72,300,000	4.71	10/11/07	71,751,677
	30,000,000	4.75	10/24/07	29,755,290
	21,000,000	4.75	10/24/07	20,828,703
Total U.S. Government & Agency Issues (Cost $2,487,357,599)				2,472,458,819

Certificates of Deposit — 0.9%
First Tennessee Bank, N.A.	125,000,000	5.30	08/18/06	125,000,000
Total Certificates of Deposit (Cost $125,000,000)				125,000,000

Yankee Certificates of Deposit — 0.6%
Banco Bilbao Vizcaya Argentaria S.A., NY	25,000,000	5.26	04/11/07	24,943,250
Caylon	60,000,000	4.25	08/31/06	60,000,000
Total Yankee Certificates of Deposit (Cost $85,000,000)				84,943,250

Yankee Certificates of Deposit — Variable Rate — 1.0%
Barclays Bank Plc	$137,000,000	5.34%	12/22/06	$136,990,693
Total Yankee Certificates of Deposit — Variable Rate (Cost $136,990,693)				136,990,693

Bank Notes — Variable Rate — 7.4%
American Express	25,000,000	5.43	11/22/06	25,005,022
Centurion Bank	50,000,000	5.36	12/01/06	50,006,856
Bank of America, N.A.	250,000,000	5.31	08/10/06	250,000,000
	482,000,000	5.32	01/16/07	482,000,000
	240,000,000	5.33	02/23/07	240,000,000
Total Bank Notes — Variable Rate (Cost $1,047,011,878)				1,047,011,878

Corporate Notes — Variable Rate — 7.0%
Arlo III Limited,	215,000,000	5.56	07/27/07	215,000,000
Series 2004 Notes (b)
ASIF Global	118,000,000	5.41	08/23/07	118,010,030
Financing XXX (b)
Bank of Ireland (b)	53,800,000	5.35	08/20/07	53,795,158
Lehman Brothers	150,000,000	5.46	08/22/07	150,090,750
Holdings Inc.
Metropolitan Life	125,500,000	5.34	08/06/07	125,515,813
Global Funding I (b)	108,000,000	5.43	08/15/07	108,062,100
Northern Rock Plc (b)	215,000,000	5.35	07/06/07	215,066,650
Total Corporate Notes — Variable Rate (Cost $985,300,000)				985,540,501

Medium Term Notes — Variable Rate — 20.5%
Cullinan	50,000,000	5.36	09/25/06	50,000,000
Finance Corp. (b)	50,000,000	5.33	12/19/06	50,002,100
	100,000,000	5.36	03/26/07	100,001,800
Fifth Third Bank (b)	300,000,000	5.38	08/23/07	299,991,000
HSBC Finance Inc.	247,000,000	5.43	08/23/07	247,104,975
K2 (USA) LLC (b)	50,000,000	5.32	11/15/06	50,001,600
	35,000,000	5.32	11/20/06	35,000,840
	50,000,000	5.32	12/08/06	50,001,650
	116,000,000	5.32	12/12/06	116,003,828
Links Finance LLC (b)	80,000,000	5.36	11/27/06	80,004,960
Premier Asset	50,000,000	5.35	09/15/06	49,998,767
Collateralized	100,000,000	5.33	12/15/06	100,004,550
Entity LLC	49,000,000	5.34	05/15/07	48,993,336
Premium Asset Trust,	150,000,000	5.40	07/16/07	150,001,950
Series 2004-1
Racers Series 2004-1-MM	140,000,000	5.50	02/08/07	140,000,000
Trust Certificates (b)
Sigma Finance Inc. (b)	200,000,000	5.33	09/12/06	199,997,699
	50,000,000	5.31	11/10/06	50,002,450
Skandinaviska Enskilda	200,000,000	5.34	08/09/07	200,017,200
Banken AB
Stanfield Victoria	97,135,000	5.32	12/15/06	97,136,360
Funding LLC (b)
Tango Finance	105,000,000	5.34	09/20/06	104,998,562
Corporation (b)	63,000,000	5.32	10/25/06	63,001,323
	207,000,000	5.33	12/11/06	207,003,835

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    1

Master Premier Institutional Fund
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Medium Term Notes — Variable Rate — (concluded)
Westpac Banking Corp.	$124,000,000	5.31%	07/11/07	$123,992,560
White Pine Corporation	79,500,000	5.31	09/12/06	79,498,170
LLC (b)	79,000,000	5.32	11/20/06	78,989,177
Wind Master Trust	114,349,000	5.32	11/27/06	114,349,000
Notes 2006-1
Total Medium Term Notes — Variable Rate (Cost $2,885,923,833)				2,886,097,692

Extendable Commercial Notes — 5.3%
Ford Credit Floorplan	410,000,000	5.32	08/03/06	409,878,822
KKR Pac Funding Trust	75,000,000	5.35	08/14/06	74,855,104
	75,000,000	5.40	08/24/06	74,741,250
MBNA Credit Card	182,320,000	5.34	08/23/06	181,725,029
Master Note Trust
Total Extendable Commercial Notes (Cost $741,200,205)				741,200,205

Master Notes — Variable Rate — 11.7%
GE Life and Annuity	50,000,000	5.44	10/02/06	50,000,000
Assurance Co. (a)	50,000,000	5.44	11/01/06	50,000,000
Goldman Sachs	150,000,000	5.42	10/10/06	150,000,000
Group, Inc. (a)
Hartford Life	50,000,000	5.42	12/01/06	50,000,000
Insurance Co. (a)	20,000,000	5.42	06/01/07	20,000,000
ING USA Annuity & Life	100,000,000	5.48	01/23/07	100,000,000
Insurance Co. (a)
JP Morgan	360,000,000	5.36	02/09/07	360,000,000
Chase & Co. (a)
Metropolitan Life	210,000,000	5.42	09/01/06	210,000,000
Insurance Company (a)
Monumental Life	90,000,000	5.49	11/16/06	90,000,000
Insurance Co. (a)
New York Life Insurance	136,000,000	5.50	10/18/06	136,000,000
Company (a)	140,000,000	5.49	11/16/06	140,000,000
	250,000,000	5.49	12/06/06	250,000,000
Travelers Insurance	35,000,000	5.40	03/01/07	35,000,000
Company (The) (a)
Total Master Notes — Variable Rate (Cost $1,641,000,000)				1,641,000,000

Commercial Paper — 4.0%
Grenadier Funding Ltd	133,211,000	5.32	08/15/06	132,935,660
Greyhawk Funding, LLC	110,000,000	5.23	08/08/06	109,888,136
New Center Asset Trust	200,000,000	5.30	08/09/06	199,764,444
Newport Funding Corp.	25,000,000	5.35	01/29/07	24,323,820
Sigma Finance Inc.	50,000,000	5.35	01/29/07	48,627,500
Strand Capital LLC	50,000,000	5.29	08/14/06	49,904,486
Total Commercial Paper (Cost $565,475,332)				565,444,046

Commercial Paper — Variable Rate — 6.2%
Morgan Stanley	$197,200,000	5.38%	11/17/06	$197,200,000
	250,000,000	5.38	11/28/06	250,000,000
	227,300,000	5.38	12/01/06	227,300,000
Newport Funding Corp.	105,000,000	5.36	11/03/06	105,000,000
Skandinaviska Enskilda	100,000,000	5.37	11/28/06	99,998,365
Banken
Total Commercial Paper — Variable Rate (Cost $879,498,365)				879,498,365

Time Deposits — 4.3%
SunTrust Bank, Caymen	608,414,000	5.29	08/01/06	608,414,000
Total Time Deposits (Cost $608,414,000)				608,414,000

Face Amount	Issue	Value (Note 1a)

Collateralized Advancements — 12.9%
$250,000,000	Barclays Capital Inc., purchased on 07/31/06 to yield 5.36% to 08/01/06	$250,000,000
500,000,000	Deutsche Bank, purchased on 07/31/06 to yield 5.37% to 08/01/06	500,000,000
400,000,000	Goldman Sachs & Company, purchased on 07/31/06 to yield 5.41% to 08/01/06	400,000,000
140,000,000	Goldman Sachs & Company, purchased on 07/31/06 to yield 5.43% to 08/01/06	140,000,000
200,000,000	HSBC Securities (USA) Inc., purchased on 07/31/06 to yield 5.37% to 08/01/06	200,000,000
325,000,000	Morgan Stanley & Co., purchased on 07/31/06 to yield 5.41% to 08/01/06	325,000,000

Total Collateralized Advancements (Cost $1,815,000,000)	1,815,000,000

Money Market Funds — 0.8%
115,040,000	Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)	115,040,000

Total Money Market Funds (Cost $115,040,000)	115,040,000
Total Investments — 100.2% (Cost $14,118,211,905)	14,103,639,449
Liabilities in Excess of Other Assets — (0.2%)	(22,481,862)
Net Assets	$14,081,157,587

Note — Costs for federal income tax purposes are the same as those shown above. At July 31, 2006, net unrealized depreciation amounted to $14,572,456 and is comprised of $449,545 in appreciation and $15,022,001 in depreciation.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities — Investment in securities not registered under the Securities Act of 1933.

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Premier Institutional Fund
Schedule of Investments (concluded)

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
5.44%, 10/02/06	10/03/05	$50,000,000
5.44%, 11/01/06	11/01/05	$50,000,000
Goldman Sachs Group
5.42%, 10/10/06	01/17/06	$150,000,000
Hartford Life Insurance Co.
5.42%, 12/01/06	12/01/05	$50,000,000
5.42%, 06/01/07	09/01/06	$20,000,000
ING USA Annuity and Life Insurance Co.
5.48%, 01/23/07	12/23/05	$100,000,000
J.P. Morgan Chase & Co.
5.36%, 02/09/07	05/16/06	$360,000,000
Metropolitan Life Insurance Co.
5.42%, 09/01/06	09/01/05	$210,000,000
Monumental Life Insurance Co.
5.49%, 11/16/06	11/17/05	$90,000,000
New York Life Insurance Co.
5.50%, 10/18/06	10/19/05	$136,000,000
5.49%, 11/16/06	11/17/05	$140,000,000
5.49%, 12/06/06	12/07/05	$250,000,000
Travelers Insurance Co. (The)
5.40%, 03/01/07	03/01/06	$35,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,641,000,000 or 11.7% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $2,687,085,105 or 19.1% of net assets.

(c)	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate	Net Activity	Dividend/ Interest Income

Merrill Lynch Liquidity Series, LLC Money Market Series	$115,040,000	$35,784

(d)	Security was purchased with the cash proceeds from securities loans.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    3

Master Institutional Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government & Agency Issues — 6.2%
U.S. Treasury Notes	$20,000,000	2.50%	09/30/06	$19,910,940
	18,000,000	4.38	01/31/08	17,828,442
Fannie Mae	15,000,000	3.55	01/30/07	14,854,095
	15,881,000	3.13	05/04/07	15,609,705
	14,965,000	3.38	09/07/07	14,648,790
	14,000,000	4.38	09/07/07	13,844,362
	25,000,000	4.88	01/11/08	24,833,175
	30,000,000	4.88	01/11/08	29,799,810
	14,200,000	4.96	02/08/08	14,114,843
	10,000,000	3.18	03/28/07	9,853,780
Federal Home Loan Banks	25,000,000	3.50	09/08/06	25,000,000
	38,400,000	3.13	09/15/06	38,382,840
	50,000,000	3.25	11/29/06	49,631,200
	15,000,000	3.75	11/30/06	14,912,595
	15,000,000	3.80	12/29/06	14,895,765
	40,000,000	3.80	12/29/06	39,722,040
	35,000,000	3.45	01/10/07	34,688,500
	25,000,000	3.75	01/16/07	24,803,575
	11,130,000	5.38	02/15/07	11,123,311
	25,000,000	3.75	03/07/07	24,747,650
	12,870,000	3.00	04/26/07	12,644,492
	10,000,000	4.00	06/22/07	9,877,400
	15,000,000	4.00	07/13/07	14,812,320
	18,000,000	4.00	09/07/07	17,816,238
	21,000,000	4.25	09/26/07	20,735,022
	7,000,000	4.56	10/18/07	6,934,116
	8,250,000	3.50	11/27/07	8,058,386
	11,865,000	3.40	02/06/08	11,537,929
Freddie Mac	30,000,000	4.25	02/28/07	29,790,720
	19,000,000	2.50	05/24/07	18,560,739
	100,000,000	5.50	07/09/07	99,954,600
	25,750,000	4.45	09/28/07	25,486,423
	25,000,000	4.60	10/05/07	24,781,400
	15,000,000	4.63	10/05/07	14,873,910
	9,445,000	4.63	10/05/07	9,365,586
	25,000,000	4.73	10/19/07	24,813,650
	24,000,000	4.75	10/24/07	23,804,232
	11,300,000	4.75	10/24/07	11,207,826
	25,000,000	3.75	11/15/06	24,875,525
	10,000,000	3.00	09/18/07	9,742,900
Total U.S. Government & Agency Issues (Cost $878,056,456)				872,878,832

Certificates of Deposit — 4.9%
First Tennessee Bank, N.A.	200,000,000	5.30	08/15/06	200,000,000
Wells Fargo Bank, N.A.	500,000,000	5.23	08/08/06	500,000,000
Total Certificates of Deposit (Cost $700,000,000)				700,000,000

Euro Certificates of Deposit — 3.5%
Alliance & Leceister plc	100,000,000	5.26	04/10/07	99,772,000
Caylon	75,000,000	5.04	02/21/07	74,766,750
	75,000,000	5.08	02/26/07	75,000,000
Societe Generale	25,000,000	5.36	05/16/07	24,961,000
	225,000,000	5.30	08/10/06	225,000,000
Total Euro Certificates of Deposit (Cost $500,003,321)				499,499,750

Yankee Certificates of Deposit — 6.0%
Banco Bilbao Vizcaya	$175,000,000	5.31%	08/14/06	$175,000,000
Argentaria S.A., NY	50,000,000	5.26	04/11/07	49,886,500
Caylon	50,000,000	4.25	08/31/06	50,000,000
Credit Suisse, NY	99,000,000	5.29	08/07/06	99,000,000
HBOS Treasury	100,000,000	5.15	03/27/07	99,719,000
Services, Plc
Svenska Handelsbanken	250,000,000	5.29	08/07/06	250,000,000
AB, NY
SwedBank Toronto-	75,000,000	5.20	03/30/07	74,811,750
Dominion Bank, NY	55,000,000	5.43	06/08/07	54,957,100
	65,000,000
Total Yankee Certificates of Deposit (Cost $854,001,654)				853,374,350

Yankee Certificates of Deposit — Variable Rate — 9.9%
Barclays Bank Plc	250,000,000	5.34	12/22/06	249,983,016
	100,000,000	5.29	07/05/07	99,986,350
BNP Paribas, NY	42,000,000	5.29	12/11/06	41,998,087
Dexia Credit Locale	155,000,000	5.29	10/03/06	154,995,236
Nordea Bank, Finland	200,000,000	5.31	12/22/06	199,988,615
Royal Bank of	250,000,000	5.31	12/27/06	249,987,466
Canada, NY
Royal Bank of	136,000,000	5.32	11/20/06	135,993,803
Scotland, NY	165,000,000	5.35	12/27/06	164,988,935
Svenska Handelsbanken	100,000,000	5.29	12/14/06	99,989,447
AB, NY
Total Yankee Certificates of Deposit — Variable Rate (Cost $1,397,910,955)				1,397,910,955

Bank Notes — Variable Rate — 3.5%
Bank of America, N.A.	87,000,000	5.31	08/10/06	87,000,000
	413,000,000	5.32	01/16/07	413,000,000
Total Bank Notes — Variable Rate (Cost $500,000,000)				500,000,000

Corporate Notes — Variable Rate — 5.4%
ANZ International	125,000,000	5.32	08/07/07	124,990,625
ASIF Global	35,000,000	5.41	08/23/07	35,002,975
Financing XXX (b)
Bank of Ireland	30,200,000	5.35	08/20/07	30,197,282
Canadian Imperial	100,000,000	5.45	08/15/07	100,000,000
General Electric	100,000,000	5.47	08/17/07	100,118,100
Capital Corp
Goldman Sachs	122,500,000	5.39	08/15/07	122,523,153
Group, Inc (b)
HSBC Finance Inc.	91,000,000	5.43	08/23/07	91,038,675
Metropolitan Life	37,500,000	5.34	08/06/07	37,504,725
Global Funding I (b)	28,000,000	5.43	08/15/07	28,016,100
Nationwide	31,500,000	5.55	07/27/07	31,509,576
Building Society (b)
Northern Rock Plc (b)	56,000,000	5.35	07/06/07	56,017,360
Total Corporate Notes — Variable Rate (Cost $756,700,000)				756,918,571

1    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Fund
Schedule of Investments (continued)

Issue	Face Amount	Interest Rate*	Maturity Date	Value

Medium Term Notes — Variable Rate — 10.3%
American Express	$75,000,000	5.31%	01/09/07	$75,006,225
Centurion Bank
American Honda	22,695,000	5.47	09/11/06	22,699,379
Finance Corp. (b)
Beta Finance Inc. (b)	50,000,000	5.45	10/11/06	50,005,600
	112,000,000	5.45	10/17/06	112,012,096
CC (USA) Inc.	150,000,000	5.44	10/18/06	150,013,800
(Centauri) (b)
Dorada Finance Inc. (b)	50,000,000	5.45	10/17/06	50,005,200
HSBC Finance Inc.	40,000,000	5.54	10/27/06	40,010,840
Leaman Brothers	110,000,000	5.20	06/26/07	109,976,900
Holdings Inc.
Links Finance LLC (b)	125,000,000	5.32	06/05/07	124,991,500
Sigma Finance Inc. (b)	100,000,000	5.33	09/12/06	99,998,849
	75,000,000	5.44	10/19/06	75,005,175
	175,000,000	5.31	06/12/07	174,963,250
Stanfield Victoria	59,000,000	5.32	12/15/06	59,000,826
Finance LLC (b)	130,000,000	5.32	06/04/07	129,982,970
Skandinaviska Enskilda	110,000,000	5.34	08/09/07	110,000,000
Banken AB
Westpac Banking Corp.	25,000,000	5.31	07/11/07	24,998,500
White Pine	39,500,000	5.29	09/05/06	39,499,427
Corporation LLC (b)	10,500,000	5.31	09/12/06	10,499,759
Total Medium Term Notes — Variable Rate (Cost $1,458,651,266)				1,458,670,296

Master Notes — Variable Rate — 4.2%
GE Life and Annuity	45,000,000	5.44	10/02/06	45,000,000
Assurance Co. (a)
Goldman Sachs	25,000,000	5.42	10/10/06	25,000,000
Group Inc. (a)
Hartford Life	80,000,000	5.42	06/01/07	80,000,000
Insurance Co. (a)
ING USA Annuity & Life	30,000,000	5.44	08/18/06	30,000,000
Insurance Co. (a)
Monumental Life	40,000,000	5.49	11/16/06	40,000,000
Insurance Co. (a)	160,000,000	5.51	05/24/07	160,000,000
New York Life	45,000,000	5.40	05/25/07	45,000,000
Insurance Company (a)	35,000,000	5.50	10/18/06	35,000,000
	40,000,000	5.49	11/16/06	40,000,000
United of Omaha Life	100,000,000	5.42	04/30/07	100,000,000
Insurance Company (a)
Total Master Notes — Variable Rate (Cost $600,000,000)				600,000,000

Commercial Paper — 26.1%
Amsterdam	120,000,000	5.32	08/18/06	119,698,533
Funding Corp.
Aspen Funding Corp.	40,000,000	5.29	08/14/06	39,923,589
	75,000,000	5.31	08/18/06	74,811,938
CAFCO LLC	114,000,000	5.29	08/09/06	113,865,987
	100,000,000	5.29	08/10/06	99,867,750

Commercial Paper — (concluded)
Chariot Funding LLC	$51,220,000	5.28%	08/04/06	$51,197,463
	73,679,000	5.35	08/24/06	73,427,161
	25,101,000	5.35	08/25/06	25,011,473
Clipper Receivables	250,000,000	5.34	08/23/06	249,184,167
Company LLC
Compass	68,240,000	5.30	08/09/06	68,159,628
Securitization LLC	81,760,000	5.36	08/22/06	81,504,364
Countrywide Home Loan	150,000,000	5.29	08/01/06	150,000,000
CRC Funding LLC	100,000,000	5.34	08/31/06	99,555,000
Falcon Asset	71,155,000	5.30	08/14/06	71,018,817
Securitization	85,586,000	5.31	08/14/06	85,421,889
	101,468,000	5.30	08/18/06	101,214,048
Greyhawk Funding, LLC	105,000,000	5.23	08/08/06	104,893,221
	107,000,000	5.34	08/21/06	106,682,567
Jupiter	125,000,000	5.30	08/14/06	124,760,764
Securitization Corp.	171,857,000	5.35	08/22/06	171,320,663
Kitty Hawk Funding Corp.	125,000,000	5.35	08/28/06	124,498,437
New Center Asset Trust	100,000,000	5.28	08/02/06	99,985,333
Old Line Funding LLC	165,204,000	5.25	08/08/06	165,035,354
	66,512,000	5.3	08/15/06	66,374,911
Park Avenue	124,000,000	5.28	08/08/06	123,872,693
Receivables Corp.	126,000,000	5.34	08/22/06	125,607,510
Preferred Receivables	51,205,000	5.27	08/07/06	51,160,025
Funding Corp.	51,220,000	5.28	08/09/06	51,159,902
Ranger Funding Co., LLC	75,000,000	5.32	08/16/06	74,833,750
	139,912,000	5.30	08/17/06	139,582,429
Sheffield	300,000,000	5.29	08/14/06	299,426,917
Receivables Corp.
Variable Funding Capital	125,000,000	5.28	08/11/06	124,816,667

Windmill Funding Corp.	70,000,000	5.29	08/15/06	69,855,994
Yorktown Capital LLC	92,282,000	5.35	08/17/06	92,062,574
	77,340,000	5.35	08/21/06	77,110,128
Total Commercial Paper (Cost $3,696,901,648)				3,696,901,646

Commercial Paper — Variable Rate — 1.9%
Morgan Stanley	45,500,000	5.38	11/17/06	45,500,000
	24,400,000	5.38	12/01/06	24,400,000
Newport Funding Corp.	100,000,000	5.36	11/03/06	100,000,000
Skandinaviska	100,000,000	5.37	11/28/06	99,998,365
Enskilda Banken
Total Commercial Paper — Variable Rate (Cost $269,898,365)				269,898,365

Time Deposits — 2.5%
SunTrust Bank, Caymen	356,374,000	5.29	08/01/06	356,374,000
Total Time Deposits (Cost $356,374,000)				356,374,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    2

Master Institutional Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value

Collateralized Advancements — 7.8%
$175,000,000	Barclays Capital Inc., purchased on
	07/31/06 to yield 5.36% to 08/01/06	$175,000,000
175,000,000	Citigroup Holdings Inc., purchased on
	07/31/06 to yield 5.41% to 08/01/06	175,000,000
100,000,000	Goldman Sachs & Company, purchased on
	07/31/06 to yield 5.38% to 08/01/06	100,000,000
185,000,000	Goldman Sachs & Company, purchased on
	07/31/06 to yield 5.41% to 08/01/06	185,000,000
100,000,000	Goldman Sachs & Company, purchased on
	07/31/06 to yield 5.43% to 08/01/06	100,000,000
375,000,000	Morgan Stanley & Co., purchased on
	07/31/06 to yield 5.36% to 08/01/06	375,000,000

Total Collateralized Advancements (Cost $1,110,000,000)	1,110,000,000

Repurchase Agreements — 7.4%
150,000,000	Credit Suisse LLC, purchased on
	07/31/06 to yield 5.27% to 08/01/06	150,000,000
900,000,000	Deutsche Bank Securities Inc., purchased on
	07/31/06 to yield 5.27% to 08/01/06	900,000,000

Total Repurchase Agreements — (Cost $1,050,000,000)	1,050,000,000
Total Investments — 99.6% (Cost $14,128,497,665)	14,122,426,765
Other Assets in Excess of Liabilities — 0.4%	49,511,017
Net Assets	$14,171,937,782

Note — Costs for federal income tax purposes are the same as those shown above. At July 31, 2006, net unrealized depreciation amounted to $6,070,900 and is comprised of $297,379 in appreciation and $6,368,279 in depreciation.

*	Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2006. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a)	Restricted securities—Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

Security	Acquisition Date	Cost

GE Life and Annuity Assurance Co.
5.44%, 10/02/06	10/03/05	$45,000,000
Goldman Sachs Group
5.42%, 10/10/06	01/17/06	$25,000,000
Hartford Life Insurance Co.
5.42%, 06/01/07	05/01/06	$80,000,000
ING USA Annuity and Life Insurance Co.
5.44%, 08/18/06	07/18/05	$30,000,000
Monumental Life Insurance Co.
5.49%, 11/16/06	11/17/05	$40,000,000
5.51%, 05/24/07	04/28/06	$130,000,000
5.51%, 05/24/07	04/28/06	$30,000,000
New York Life Insurance Co.
5.40%, 05/26/07	05/26/06	$45,000,000
5.50%, 10/18/06	10/19/05	$35,000,000
5.49%, 11/16/06	11/17/05	$40,000,000
United of Omaha Life Insurance Co.
5.42%, 04/30/07	04/27/06	$100,000,000

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $600,000,000 or 4.2% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $1,409,251,720 or 9.9% of net assets.

3    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Issue	Value

Alabama — 2.3%
$7,500,000	Athens-Limestone County Health Care Auth VRDN 3.67% due 05/01/2015 (a)	$7,500,000
1,470,000	Birmingham, Alabama Public Parks & Recreation Board Rev (YMCA Project) VRDN 3.69% due 06/01/2016 (a)	1,470,000
4,795,000	Birmingham, Alabama Waterworks & Sewer Board (Water & Sewer Rev Floaters — Series 947) VRDN 3.68% due 01/01/2033 (a)	4,795,000
30,000,000	Columbia, Alabama IDB Rev (Alabama Power Co.) VRDN 3.70% due 11/01/2021 (a)	30,000,000
21,540,000	Columbia, Alabama IDB Rev (Alabama Power Co. Project — Series A) DDN 3.68% due 05/01/2022 (a)	21,540,000
35,000,000	Decatur, Alabama IDB Rev VRDN 3.73% due 08/01/2036 (a)	35,000,000
7,040,000	Homewood, Alabama Medical Clinic Board Lease Rev (Lakeshore Foundation Project) VRDN 3.74% due 11/01/2024 (a)	7,040,000
	Jefferson County, Alabama Sewer Rev VRDN:
30,000,000	(Series C-3) 3.66% due 02/01/2040 (a)	30,000,000
20,000,000	(Series C-4) 3.66% due 02/01/2040 (a)	20,000,000
93,600,000	(Series C-6) 3.66% due 02/01/2040 (a)	93,600,000
3,620,000	Tuscaloosa County, Alabama Educational Bldg Auth Rev (American Christian Education) VRDN 3.69% due 01/01/2023 (a)	3,620,000
6,700,000	Tuscaloosa County, Alabama IDA Solid Waste Disposal Rev VRDN 3.73% due 09/01/2020 (a)	6,700,000
	University of Alabama General Rev VRDN:
4,765,000	(Putters — Series 477) 3.68% due 07/01/2012 (a)	4,765,000
15,720,000	(Series C) 3.65% due 07/01/2034 (a)	15,720,000
68,490,000	West Jefferson, Alabama IDB PCR (Alabama Power Co. Project) DDN 3.73% due 06/01/2028 (a)	68,490,000
Alaska — 1.2%
44,000,000	Alaska IDA Rev (ROCS RR II R 320) VRDN 3.68% due 04/01/2034 (a)	44,000,000
7,370,000	Alaska Municipal Board Auth (ROCS RR II R 7525) VRDN 3.68% due 05/01/2024 (a)	7,370,000
20,000,000	Alaska State Housing Finance Corp. (Veterans Mortgage Program) VRDN 3.42% due 12/01/2006 (a)	20,000,000
8,050,000	Alaska State International Airports Rev (ROCS RR II R 527) VRDN 3.68% due 10/01/2024 (a)	8,050,000
4,975,000	Anchorage, Alaska (ROCS RR II R 6034) VRDN 3.68% due 12/01/2024 (a)	4,975,000
4,990,000	Civic Ventures, Alaska (Merlots — Series D-01) VRDN 3.58% due 09/01/2022 (a)	4,990,000
	Valdez, Alaska Marine Term Rev (Philips Project) FXRDN:
44,000,000	(Series A) 3.68% due 06/01/2007	44,000,927
44,485,000	(Series B) 3.68% due 06/01/2007	44,485,000

Arizona — 1.0%
$2,620,000	Arizona State University Certificate Partnership (Putters — Series 694) VRDN 3.68% due 09/01/2012 (a)	$2,620,000
23,000,000	Maricopa County, Arizona IDA Health Facilities Rev (Putters — Series 420) VRDN 3.70% due 01/01/2010 (a)	23,000,000
32,970,000	Maricopa County, Arizona IDA S/F Mortgage Rev (Floaters — Series 1165) VRDN 3.71% due 08/01/2006 (a)	32,970,000
5,180,000	Mesa, Arizona Utility System Rev (Putters — Series 960) VRDN 3.68% due 01/01/2013 (a)	5,180,000
54,645,000	Morgan Keegan Municipal Products Inc. (Series A) VRDN 3.74% due 02/02/2009 (a)	54,645,000
4,675,000	Phoenix, Arizona Civic Corp. Excise Tax (Macon Trust — Series L) VRDN 3.68% due 07/01/2041 (a)	4,675,000
	Phoenix, Arizona Civic Corp. Distribution Rev VRDN:
3,170,000	(Putters — Series 1306) 3.71% due 01/01/2026 (a)	3,170,000
7,200,000	(Series Z-11) 3.71% due 05/08/2034 (a)	7,200,000
18,670,000	Phoenix, Arizona IDA S/F Mortgage Rev (Putters — Series 1391) VRDN 3.71% due 12/01/2012 (a)	18,670,000
Arkansas — 1.3%
3,750,000	Arkansas State Development Finance Auth M/F Housing Rev (Chapel Ridge — Series C) VRDN 3.74% due 05/01/2031 (a)	3,750,000
70,682,174	Arkansas State Development Finance Auth S/F Mortgage Rev FXRDN 5.38% due 09/01/2006	70,682,174
40,821,000	Arkansas State Development Finance Auth S/F Mortgage Rev (Floaters — Series 1139) VRDN 3.71% due 02/01/2008 (a)	40,821,000
	Eclipse Funding Trust (Solar Eclipse — University of Arkansas) VRDN:
5,000,000	(2006-0026) 3.67% due 11/01/2034 (a)	5,000,000
7,335,000	(2006-0046) 3.67% due 03/01/2036 (a)	7,335,000
27,636,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Arkansas Development Finance Auth S/F) VRDN 3.74% due 09/01/2006 (a)	27,636,000
21,110,000	Morgan Keegan Municipal Product Inc. Various States Trust Rcpts (Series C) VRDN 3.74% due 06/01/2011 (a)	21,110,000
10,000,000	North Little Rock, Arkansas Health Facilities Board Rev (Baptist Health — Series B) VRDN 3.65% due 12/01/2021 (a)	10,000,000
6,650,000	Pulaski County, Arkansas Public Facilities Board M/F Rev (Chapel Ridge — South West) VRDN 3.72% due 10/01/2034 (a)	6,650,000
California — 0.8%
20,000,000	Access To Loans For Leasing Student Loan Corp. California Rev (Student Loan Program — Series V-A-2) VRDN 3.70% due 07/01/2040 (a)	20,000,000
66,330,000	California State (Eagle 20060098 CL-A) VRDN 3.68% due 08/01/2025 (a)	66,330,000
6,565,000	Desert, California Community College (Merlots — Series D-02) VRDN 3.68% due 08/01/2023 (a)	6,565,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    1

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

California — (concluded)
$35,000	Golden State Securitization Corp. California (Series Z-5) VRDN 3.70% due 05/06/2022 (a)	$35,000
32,920,844	Los Angeles, California S/F Home Mortgage Rev FXRDN 4.53% due 12/01/2006	32,920,844
70,000	Sacramento, California City Financing Auth Rev (Series Z-3) VRDN 3.70% due 12/12/2025 (a)	70,000
Colorado — 2.3%
3,800,000	Arvada, Colorado Water Enterprise Rev VRDN 3.95% due 11/01/2020 (a)	3,800,000
7,275,000	Colorado Department of Transportation Rev (Putters — Series 318) VRDN 3.68% due 06/15/2015 (a)	7,275,000
11,680,000	Colorado Educational & Cultural Facilities Auth Rev (Charolette Jewish LLC Project — Series A) VRDN 3.72% due 09/01/2035 (a)	11,680,000
31,000,000	Colorado Educational & Cultural Facilities Auth Rev (National Jewish Board Program) VRDN 3.68% due 12/01/2034 (a)	31,000,000
14,950,000	Colorado Educational & Cultural Facilities Auth Rev (Student Housing — Fuller Project) VRDN 3.77% due 08/01/2035 (a)	14,950,000
14,840,000	Colorado Health Facilities Auth Retirement Facilities Rev (Putters — Series 1390) VRDN 3.71% due 07/15/2020 (a)	14,840,000
20,000,000	Colorado Housing Finance Auth S/F Mortgage Rev (Series I-B-3) VRDN 3.72% due 11/01/2036 (a)	20,000,000
5,295,000	Colorado State Board of Governors University Enterprise System Rev (Putters — Series 926) VRDN 3.68% due 03/01/2013 (a)	5,295,000
8,100,000	Dawson Ridge, Colorado (Putters — Series 1392) VRDN 3.71% due 04/01/2019 (a)	8,100,000
5,515,000	Denver, Colorado City & County Airport (Merlots — Series A-61) VRDN 3.74% due 11/15/2012 (a)	5,515,000
	Denver, Colorado City & County Airport Rev VRDN:
19,644,800	(Series A) 5.24% due 10/25/2006 (a)	19,644,800
520,700	(Series A) 5.24% due 10/25/2008 (a)	520,700
28,700,000	(Series B) 3.69% due 11/15/2024 (a)	28,700,000
27,400,000	(Series C) 3.72% due 11/15/2025 (a)	27,398,630
	E-470 Public Highway Auth Colorado Rev VRDN:
2,000,000	(Floaters — Series 997) 3.71% due 03/01/2036 (a)	2,000,000
100,000	(Floaters — Series 1064) 3.71% due 10/01/2021 (a)	100,000
1,635,000	(Floaters — Series 1064) 3.71% due 09/01/2029 (a)	1,635,000
15,000,000	(Floaters — Series Z-13) 3.71% due 05/11/2027 (a)	15,000,000
7,305,000	Eclipse Funding Trust 2006-0072 (Solar Eclipse — Colorado Sewer Rev) VRDN 3.67% due 08/01/2034 (a)	7,305,000
	El Paso County, Colorado Certificate Partnership VRDN:
9,080,000	(ROCS RR II R 1050) 3.68% due 12/01/2020 (a)	9,080,000
7,905,000	(ROCS RR II R 2002) 3.68% due 12/01/2019 (a)	7,905,000
389,000	El Paso County, Colorado S/F Mortgage Rev (Floaters — Series 1136) VRDN 3.71% due 11/01/2008 (a)	389,000
4,365,000	Erie, Colorado Certificate Partnership VRDN 3.69% due 11/01/2035 (a)	4,365,000

Colorado — (concluded)
$5,300,000	Goldsmith Metropolitan District Colorado VRDN 3.74% due 12/01/2034 (a)	$5,300,000
11,375,000	Jefferson County, Colorado School District (ROCS RR II R 6048) VRDN 3.68% due 12/15/2012 (a)	11,375,000
12,160,000	Municipal Securities Trust Certificate (Class A) DDN 3.67% due 12/22/2009 (a)	12,160,000
19,455,000	Park Creek Metropolitan District Colorado Rev (Series S) VRDN 3.68% due 06/02/2008 (a)	19,455,000
6,785,000	Regional Transportation District Sales Tax Rev (Series 679) VRDN 3.68% due 05/01/2010 (a)	6,785,000
4,210,000	Summit County, Colorado School District (Putters — Series 646) VRDN 3.68% due 12/01/2012 (a)	4,210,000
15,940,000	Traer Creek, Colorado Metropolitan District Rev VRDN 3.65% due 10/01/2021 (a)	15,940,000
	University of Colorado Enterprise Systems Rev VRDN:
4,620,000	(Eagle 720050046 CL-A) 3.69% due 06/01/2030 (a)	4,620,000
6,965,000	(Putters — Series 862) 3.68% due 12/01/2012 (a)	6,965,000
10,000,000	University of Colorado Hospital Auth Rev (ROCS RR II R 573) VRDN 3.69% due 11/15/2040 (a)	10,000,000
10,450,000	Westminster, Colorado EDA Rev (North Huron Urban Renewal) VRDN 3.65% due 12/01/2028 (a)	10,450,000
Delaware — 0.3%
	Goldman Sachs Pool Trust Delaware VRDN:
18,600,000	(Floaters — Series 35) 3.77% due 08/01/2049 (a)	18,600,000
5,000,000	(Floaters — Series 46) 3.77% due 07/01/2048 (a)	5,000,000
22,070,209	(Floaters — Series 2005-1) 3.77% due 06/02/2012 (a)	22,070,209
District of Columbia — 0.8%
5,000,000	District of Columbia Ballpark Rev (Putters — Series 1325) VRDN 3.68% due 02/01/2014 (a)	5,000,000
5,770,000	District of Columbia Housing Finance Agency Rev (Putters — Series 895) VRDN 3.68% due 01/01/2013 (a)	5,770,000
5,385,000	District of Columbia (Merlots — Series B-13) VRDN 3.69% due 06/01/2022 (a)	5,385,000
4,280,000	District of Columbia Rev (Washington Very SPL Arts) VRDN 3.76% due 01/01/2027 (a)	4,280,000
	District of Columbia Rev Bond (American National Red Cross — Series 2000) CP:
23,500,000	3.60% due 09/06/2006	23,500,000
40,100,000	3.63% due 09/07/2006	40,100,000
22,600,000	Metropolitan Washington D. C. Airports Auth Systems Rev (Eagle 20060009 CL-A) VRDN 3.73% due 10/01/2035 (a)	22,600,000
20,095,000	Washington D. C. Convention Center Auth Dedicated Tax Rev (Floater Certificates — Series 539) VRDN 3.68% due 10/01/2021 (a)	20,095,000

2    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Florida — 6.5%
$7,225,000	Bay County, Florida Water System Rev (ROCS RR II R 3037) VRDN 3.68% due 09/01/2022 (a)	$7,225,000
5,000,000	Brevard County, Florida Health Facilities Auth Rev (Wuesthoff Health System Inc. Project) VRDN 3.64% due 01/01/2034 (a)	5,000,000
16,220,000	Broward County, Florida Health Facilities Auth Rev (John Knox Village Project) DDN 3.75% due 09/01/2032 (a)	16,220,000
15,250,000	Dade County, Florida IDA (Florida Power & Light Co.) VRDN 3.69% due 06/01/2021 (a)	15,250,000
6,130,000	Duval County, Florida School Board Certificate Partnership (Floaters — Series 1246) VRDN 3.68% due 07/01/2025 (a)	6,130,000
21,270,000	Eclipse Funding Trust 2006-0008 (Solar Eclipse — Volusia County School Board Certificate Partnership) VRDN 3.67% due 08/01/2013 (a)	21,270,000
	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
16,615,000	(2006-0076) 3.67% due 11/01/2031 (a)	16,615,000
4,750,000	(2006-0081) 3.67% due 02/01/2035 (a)	4,750,000
	Escambia County, Florida Health Facilities Auth Rev (Azalea Trace Inc.) DDN:
10,630,000	(Series A) 3.68% due 11/15/2015 (a)	10,630,000
25,395,000	(Series B) 3.68% due 11/15/2029 (a)	25,395,000
5,300,000	Florida Higher Educational Facilities Financing Auth Rev (St. Thomas University Project) DDN 3.69% due 01/01/2019 (a)	5,300,000
8,000,000	Florida Housing Finance Corp. M/F Mortgage Rev (ROCS RR 11 R 600-CE) VRDN 3.73% due 07/01/2043 (a)	8,000,000
16,433,000	Florida Local Government Finance Community Pool Loan Program (Series B) CP 3.60% due 09/14/2006	16,433,000
36,885,000	Florida State (Merlots — Series A-22) VRDN 3.35% due 07/01/2027 (a)	36,885,000
6,905,000	Florida State Board of Education (Putters — Series 473) VRDN 3.68% due 06/01/2011 (a)	6,905,000
4,500,000	Florida State Board of Education Capital Outlay (Eagle 720050057 CL-A) VRDN 3.69% due 06/01/2035 (a)	4,500,000
10,100,000	Florida State Board of Education Capital Outlay Municipal Security Trust Rcpts (Series 138) VRDN 3.68% due 06/01/2032 (a)	10,100,000
	Florida State Board of Education Public Education Municipal Securities Trust VRDN:
44,080,000	(Series SGA 102) 3.70% due 06/01/2029 (a)	44,080,000
10,900,000	(Series SGB 63-A) 3.68% due 06/01/2035 (a)	10,900,000
10,340,000	Florida State Educational System Rev (Floaters — Series 1368) VRDN 3.68% due 07/01/2030 (a)	10,340,000
2,920,000	FSU Financial Assistance Inc., Florida Educational Athletic Facilities Rev (Municipal Securities Trust Rcpts — Series SGB 44-A) VRDN 3.68% due 10/01/2031 (a)	2,920,000
21,100,000	Gainesville, Florida Utilities System Rev (Series A) DDN 3.70% due 10/01/2026 (a)	21,100,000
5,000,000	Highlands County, Florida Health Facilities Auth Rev (Adventist Health System — Series C) VRDN 3.66% due 11/15/2021 (a)	5,000,000

Florida — (continued)
$6,600,000	Hillsborough County, Florida Housing Finance Auth M/F Rev (Meridian Pointe Apartments Projects) VRDN 3.65% due 08/15/2037 (a)	$6,600,000
	Jacksonville, Florida Economic Development Common Health Care Facilities Rev VRDN:
14,385,000	3.69% due 10/01/2015 (a)	14,385,000
20,300,000	3.69% due 10/01/2025 (a)	20,300,000
24,400,000	Jacksonville, Florida Electric Auth Rev (Electric System — Series B) DDN 3.68% due 01/01/2030 (a)	24,400,000
	Jacksonville, Florida PCR (Florida Power & Light — Series A) CP:
14,600,000	3.70% due 09/07/2006	14,600,000
35,960,000	3.58% due 08/07/2006	35,960,000
5,470,000	Jea, Florida Water & Sewer Systems Rev (Putters — Series 805) VRDN 3.68% due 10/01/2012 (a)	5,470,000
	Lee County, Florida Hospital Board Directors Rev (Member Health System) DDN:
32,500,000	(Series A) 3.70% due 04/01/2025 (a)	32,500,000
55,605,000	(Series B) 3.70% due 04/01/2027 (a)	55,605,000
16,490,000	Lee County, Florida IDA Health Care Facilities Rev (Hope Hospice Project) DDN 3.69% due 10/01/2023 (a)	16,490,000
6,430,000	Lee County, Florida Transportation Facilities Rev (Floaters — 1247) VRDN 3.68% due 10/01/2027 (a)	6,430,000
12,000,000	Leesburg, Florida Hospital Rev (The Villages Regional Hospital Project) VRDN 3.70% due 07/01/2036 (a)	12,000,000
3,100,000	Miami-Dade County, Florida School Board Certificate Partnership (Putters — Series 534) VRDN 3.68% due 08/01/2011 (a)	3,100,000
	Miami-Dade County, Florida Special Obligation VRDN:
7,960,000	(Series Z-9) 3.71% due 04/17/2015 (a)	7,960,000
325,000	(Series Z-9) 3.71% due 10/01/2035 (a)	325,000
1,640,000	(Series Z-12) 3.71% due 05/15/2015 (a)	1,640,000
	Municipal Securities Trust Certificate (Florida State Board & Education — Class A) DDN:
35,955,000	(Series 2001-115) 3.70% due 01/15/2015 (a)	35,955,000
14,155,000	(Series 2001-131) 3.70% due 08/04/2016 (a)	14,155,000
9,695,000	Municipal Securities Trust Certificate (Class A — Series 2001-161) Florida State Board Education Capital Outlay VRDN 3.70% due 01/30/2019 (a)	9,695,000
13,315,000	Municipal Securities Trust Certificate (Class A — Series 2001-160) Florida State Board Education Lottery VRDN 3.70% due 05/06/2010 (a)	13,315,000
22,145,000	Municipal Securities Trust Certificate (Collier County School District Board) VRDN 3.68% due 10/18/2018 (a)	22,145,000
	Orange County, Florida Health Facilities Auth Rev VRDN:
30,590,000	(Floaters — Series 531) 3.68% due 11/15/2021 (a)	30,590,000
14,550,000	(Floaters — Series 830) 3.68% due 11/15/2022 (a)	14,550,000
13,500,000	Orange County, Florida Health Facilities Auth Rev (Presbyterian Retirement — Series A) VRDN 3.70% due 11/01/2028 (a)	13,500,000
	Orange County, Florida School Board Certificate Partnership VRDN:
3,770,000	(Putters — Series 560) 3.68% due 08/01/2012 (a)	3,770,000
3,490,000	(Putters — Series 738) 3.68% due 02/01/2013 (a)	3,490,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    3

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Florida — (concluded)
$6,270,000	Peace River/Manasota Regional Water Supply Auth Florida Rev (Eagle 20060033 CL-A) VRDN 3.69% due 10/01/2035 (a)	$6,270,000
6,300,000	Polk County, Florida IDA IDR (Lifepath Hospice Project) VRDN 3.64% due 08/01/2028 (a)	6,300,000
204,985,000	Saint Lucie County, Florida PCR (Florida Power & Light Co. Project) DDN 3.71% due 09/01/2028 (a)	204,985,000
7,375,000	Tallahassee, Florida Energy System Rev (Eagle 20060018 CL-A) VRDN 3.69% due 10/01/2035 (a)	7,375,000
14,300,000	Tampa, Florida Sports Auth Rev Municipal Securities Rcpts (Series SGA 61) VRDN 3.70% due 01/01/2027 (a)	14,300,000
2,990,000	Volusia County, Florida Educational Facilities Auth Rev (Putters — Series 886) VRDN 3.68% due 12/01/2012 (a)	2,990,000
5,645,000	Volusia County, Florida Educational Facilities Auth Rev (ROCS RR II R 440) VRDN 3.69% due 10/15/2035 (a)	5,645,000
Georgia — 3.8%
4,620,000	Albany-Dougherty County, Georgia Hospital Auth Rev VRDN 3.70% due 09/01/2020 (a)	4,620,000
16,600,000	Appling County, Georgia Development Auth PCR (Power Co. Hatch Project) DDN 3.69% due 09/01/2029 (a)	16,600,000
20,400,000	Athens-Clarke County, Georgia University Government Development Auth Rev (University of Georgia Athletic Assn Project) DDN 3.69% due 09/01/2031 (a)	20,400,000
5,185,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Floaters — Series 1283) VRDN 3.68% due 01/01/2033 (a)	5,185,000
14,690,000	Atlanta, Georgia Development Auth Student Housing Rev (Putters — Series 1046) VRDN 3.68% due 09/01/2013 (a)	14,690,000
9,185,000	Atlanta, Georgia Airport Passenger Facilities Charge Rev (Floaters — Series 1332) VRDN 3.68% due 01/01/2033 (a)	9,185,000
17,500,000	Atlanta, Georgia Tax Allocation (Atlantic Station) VRDN 3.74% due 12/01/2024 (a)	17,500,000
	Atlanta, Georgia Urban Residential Finance Auth M/F Rev VRDN:
7,000,000	(Lindbergh City Center Apartments) 3.71% due 11/01/2044 (a)	7,000,000
7,000,000	(M Street Apartments Project) 3.70% due 03/01/2043 (a)	7,000,000
	Atlanta, Georgia Water & Wastewater Rev VRDN:
24,750,000	(Eagle 20060094 CL-A) 3.69% due 11/01/2043 (a)	24,750,000
11,660,000	(Eagle 720050009 CL-A) 3.69% due 11/01/2043 (a)	11,660,000
7,680,000	(Floaters — Series 1273) 3.68% due 11/01/2043 (a)	7,680,000
5,260,000	Atlanta, Georgia Water & Wastewater Rev (Floating Rate Trust Rcpts — Series K-2) VRDN 3.70% due 11/01/2043 (a)	5,260,000
3,000,000	Atlanta, Georgia Water & Wastewater Rev (Municipal Securities Trust Rcpts — Series SGA 145) VRDN 3.68% due 11/01/2033 (a)	3,000,000

Georgia — (continued)
$10,000,000	Clayton County, Georgia Development Auth Facilities Rev (Delta Airlines — Series C) VRDN 3.78% due 05/01/2035 (a)	$10,000,000
9,150,000	Cobb County, Georgia Housing Auth M/F Housing Rev (Walton Reserve Apartments Project) VRDN 3.68% due 10/01/2035 (a)	9,150,000
9,905,000	Colquitt County, Georgia Hospital Auth Rev VRDN 3.77% due 03/01/2023 (a)	9,905,000
16,425,000	Crisp County, Georgia Solid Waste Management Auth Rev VRDN 4.08% due 01/01/2023 (a)	16,425,000
13,000,000	Dekalb County, Georgia Hospital Auth Rev (Dekalb Medical Center Inc. Project) VRDN 3.64% due 09/01/2035 (a)	13,000,000
	Dekalb County, Georgia Water & Sewer Rev VRDN:
8,500,000	(Floaters — Series 17) 3.68% due 10/01/2035 (a)	8,500,000
4,380,000	(ROCS RR II R 9002) 3.68% due 10/01/2032 (a)	4,380,000
22,955,000	Eagle Tax-Exempt Trust — State of Georgia (Series 991001) VRDN 3.69% due 11/01/2017 (a)	22,955,000
5,395,000	Eclipse Funding Trust 2006-0024 (Solar Eclipse — Atlanta Georgia Development Auth) VRDN 3.67% due 09/01/2013 (a)	5,395,000
10,080,000	Floyd County, Georgia Development Auth PCR (Power Co. Hammond Project) DDN 3.69% due 09/01/2026 (a)	10,080,000
	Fulton County, Georgia Development Auth VRDN:
8,000,000	(Shepherd Center Inc. Project) 3.64% due 09/01/2035 (a)	8,000,000
7,200,000	(Siemens Energy Inc. Project) 3.66% due 12/15/2014 (a)	7,200,000
1,645,000	Fulton County, Georgia Water & Sewer Rev (Eagle 720050005 CL-A) VRDN 3.69% due 01/01/2035 (a)	1,645,000
3,365,000	Gainsville & Hall County, Georgia Development Auth Rev (Atex Inc. Project) VRDN 3.76% due 09/01/2023 (a)	3,365,000
	Gainsville & Hall County, Georgia Development Auth Rev (Senior Living Facilities — Lanier) DDN:
2,930,000	(Series A) 3.70% due 11/15/2010 (a)	2,930,000
4,150,000	(Series C) 3.70% due 11/15/2030 (a)	4,150,000
	Georgia State Local Government Certificate Partnership (Macon Trust — Series 2002-0) VRDN:
4,515,000	3.72% due 12/01/2022 (a)	4,515,000
4,515,000	3.72% due 06/01/2028 (a)	4,515,000
2,590,000	Georgia State (ROCS RR II R 601) VRDN 3.68% due 07/01/2018 (a)	2,590,000
2,755,000	Gwinnett County, Georgia Development Auth Certificate Partnership (ROCS RR II R 6009) VRDN 3.68% due 01/01/2021 (a)	2,755,000
	Gwinnett County, Georgia Development Auth Rev VRDN:
3,680,000	(Barcoview LLC Project) 3.81% due 07/01/2018 (a)	3,680,000
5,000,000	(Wesleyan School Inc. Project) 3.64% due 09/01/2025 (a)	5,000,000
16,640,000	Henry County, Georgia Water & Sewer Auth Rev (Eagle 720050008 CL-A) VRDN 3.69% due 02/01/2029 (a)	16,640,000
39,795,000	Macon-Bibb County, Georgia Hospital Auth Rev (Central Georgia Health) DDN 3.69% due 05/01/2030 (a)	39,795,000

4    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Georgia — (concluded)
$25,000,000	Macon-Bibb County, Georgia Hospital Auth Rev (Medical Center — Central Georgia) VRDN 3.63% due 08/01/2035 (a)	$25,000,000
19,915,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev (Putters — Series 312) 3.68% due 07/01/2021 (a)	19,915,000
20,000,000	Metropolitan Atlanta Rapid Transit Auth Rev (Series 04-B) CP 3.60% due 08/09/2006	20,000,000
	Municipal Electric Auth Georgia CP:
10,813,000	(Series A) 3.72% due 08/01/2006	10,813,000
8,300,000	(Series B) 3.60% due 08/04/2006	8,300,000
40,100,000	(Series B) 3.77% due 08/04/2006	40,100,000
16,050,000	(Series 85-A) 3.72% due 08/01/2006	16,050,000
24,420,000	(Series 85-A) 3.60% due 08/09/2006	24,420,000
9,405,000	Private Colleges & Universities Auth Rev (Mercer University Project) VRDN 3.72% due 10/01/2032 (a)	9,405,000
8,700,000	Private Colleges & Universities Auth Rev (Mercer University — Series C) VRDN 3.72% due 10/01/2031 (a)	8,700,000
10,200,000	Putnam County, Georgia Development Auth PCR (Georgia Power Co.) DDN 3.69% due 03/01/2024 (a)	10,200,000
5,895,000	Rockdale County, Georgia Water & Sewer Auth Rev (Putters — Series 1342) VRDN 3.68% due 07/01/2013 (a)	5,895,000
1,740,000	Thomaston-Upson County, Georgia IDA Rev (Thomaston Manufacturing Project) VRDN 3.81% due 12/01/2011 (a)	1,740,000
Hawaii — 0.3%
	Hawaii State VRDN:
14,300,000	(ROCS RR II R 6062) 3.68% due 03/01/2026 (a)	14,300,000
1,985,000	(ROCS RR II R 6504) 3.68% due 10/01/2024 (a)	1,985,000
15,000,000	Hawaii State Development Budget & Financial Rev (Putters — Series 834) VRDN 3.70% due 07/01/2009 (a)	15,000,000
	Honolulu Hawaii City & County VRDN:
7,500,000	(Eagle 720050052 CL-A) 3.69% due 07/01/2024 (a)	7,500,000
3,072,500	(Floaters — Series 1115) 3.68% due 07/01/2023 (a)	3,072,500
Idaho — 0.1%
4,250,000	Idaho Housing & Finance Assn Nonprofit Facilities Rev (Albertson College Project) VRDN 3.66% due 11/01/2021 (a)	4,250,000
6,050,000	Idaho Housing & Finance Assn Rev (Balmoral Apartments Project) VRDN 3.77% due 05/01/2032 (a)	6,050,000
1,105,000	Madison, Idaho EDC IDR (Floyd Wilcox & Sons Inc. Project) VRDN 3.78% due 08/01/2012 (a)	1,105,000
Illinois — 7.8%
10,000,000	ABN-AMRO Muni Tops — Illinois (Certificate Trust 2006-44) VRDN 3.69% due 07/01/2014 (a)	10,000,000
2,015,000	Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN 3.85% due 10/01/2018 (a)	2,015,000

Illinois — (concluded)
$9,725,500	Aurora, Illinois Kane Dupage County & Springfield Illinois Sangamon County S/F (Floaters — Series 1021) VRDN 3.71% due 09/01/2006 (a)	$9,725,500
	Aurora, Illinois S/F Mortgage Rev VRDN:
37,085,500	(Floaters — Series 1152) 3.71% due 06/01/2040 (a)	37,085,500
2,334,500	(Floaters — Series 1154) 3.71% due 06/01/2040 (a)	2,334,500
	Chicago, Illinois VRDN:
4,800,000	(Eagle 20030006 CL-A) 3.69% due 01/01/2042 (a)	4,800,000
5,745,000	(Floaters — Series 1067) 3.68% due 01/01/2034 (a)	5,745,000
3,380,000	(Floaters — Series 1110) 3.68% due 01/01/2034 (a)	3,380,000
19,680,000	(Putters — Series 1277) 3.68% due 01/01/2014 (a)	19,680,000
13,185,000	(Putters — Series 1278) 3.68% due 01/01/2014 (a)	13,185,000
6,500,000	(Putters — Series 1287) 3.68% due 01/01/2014 (a)	6,500,000
15,605,000	(Putters — Series 1288) 3.68% due 01/01/2014 (a)	15,605,000
	Chicago, Illinois Board Education VRDN:
2,360,000	(Eagle 720050058 CL-A) 3.69% due 12/01/2031 (a)	2,360,000
3,340,000	(Floaters — Series Z-11) 3.71% due 11/12/2019 (a)	3,340,000
11,400,000	(Merlots — Series A-15) 3.58% due 12/01/2027 (a)	11,400,000
2,075,000	(Series Z-8) 3.71% due 10/28/2025 (a)	2,075,000
	Chicago, Illinois IDR VRDN:
7,000,000	(Enterprise Center VIII Project) 3.73% due 06/01/2022 (a)	7,000,000
2,145,000	(Trendler Components Inc. Project) 3.77% due 11/01/2017 (a)	2,145,000
8,000,000	Chicago, Illinois O’Hare International Airport Facilities Rev (O’Hare Technical Center II Project) VRDN 3.73% due 03/01/2037 (a)	8,000,000
	Chicago, Illinois O’Hare International Airport Rev VRDN:
6,200,000	(Eagle 20060056 CL-A) 3.69% due 01/01/2033 (a)	6,200,000
31,680,000	(Eagle 720053025 CL-A) 3.69% due 01/03/2033 (a)	31,680,000
5,207,500	(Floaters — Series 1284) 3.68% due 01/01/2033 (a)	5,207,500
5,290,000	(Merlots — Series D-12) 3.58% due 01/01/2025 (a)	5,290,000
7,410,000	(Putters — Series 670) 3.71% due 01/01/2012 (a)	7,410,000
2,500,000	(ROCS RR II R 239) 3.72% due 01/01/2022 (a)	2,500,000
10,900,000	(ROCS RR II R 494) 3.68% due 01/01/2026 (a)	10,900,000
5,000,000	(ROCS RR II R 522) 3.68% due 01/01/2023 (a)	5,000,000
	Chicago, Illinois Park District VRDN:
7,065,000	(Merlots — Series A-61) 3.69% due 01/01/2021 (a)	7,065,000
11,395,000	(Putters — Series 521) 3.68% due 07/01/2012 (a)	11,395,000
2,885,000	(Putters — Series 974) 3.68% due 01/01/2013 (a)	2,885,000
22,470,000	Chicago, Illinois Sales Tax Rev (Merlots — Series AAA) VRDN 3.69% due 01/01/2034 (a)	22,470,000
3,900,000	Chicago, Illinois Solid Waste Disposal Facilities Rev (Groot Industries Inc. Project) VRDN 3.80% due 12/01/2015 (a)	3,900,000
2,380,000	Chicago, Illinois Wastewater Transmission Rev VRDN (Series O) 3.68% due 01/01/2030 (a)	2,380,000
5,325,000	Chicago, Illinois Water Rev (Putters — Series 1419) VRDN 3.68% due 05/01/2014 (a)	5,325,000
	Cook County, Illinois VRDN:
3,570,000	(Merlots — Series B-11) 3.69% due 11/15/2025 (a)	3,570,000
2,400,000	(Putters — Series 559) 3.68% due 05/15/2012 (a)	2,400,000
6,255,000	(Putters — Series 566) 3.68% due 11/15/2012 (a)	6,255,000
1,925,000	Des Plaines, Illinois IDR (414 East Golf Road LLC Project) VRDN 3.80% due 05/01/2017 (a)	1,925,000
2,790,000	Du Page & Cook Counties, Illinois (ROCS RR II R 1073) VRDN 3.68% due 01/01/2025 (a)	2,790,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    5

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Illinois — (continued)
$10,840,000	Eagle Tax-Exempt Trust (Series 02-6002) VRDN 3.69% due 04/01/2022 (a)	$10,840,000
	Eagle Tax-Exempt Trust — Metropolitan Pier & Exposition (Series 02-6001) VRDN:
5,000,000	3.69% due 12/15/2028 (a)	5,000,000
6,150,000	3.69% due 06/15/2042 (a)	6,150,000
4,000,000	Eclipse Funding Trust 2006-0005 (Solar Eclipse — Illinois State) VRDN 3.67% due 04/01/2027 (a)	4,000,000
15,145,000	Eclipse Funding Trust 2006-0006 (Solar Eclipse — Chicago, Illinois O’Hare International Airport Rev) VRDN 3.67% due 01/01/2014 (a)	15,145,000
15,595,000	Eclipse Funding Trust 2006-0007 (Solar Eclipse — Springfield, Illinois Electric Rev) VRDN 3.67% due 03/01/2030 (a)	15,595,000
	Eclipse Funding Trust (Solar Eclipse — Liquidity Facilities Agreement) VRDN:
10,000,000	(2006-0075) 3.67% due 12/01/2013 (a)	10,000,000
6,530,000	(2006-0078) 3.67% due 04/01/2014 (a)	6,530,000
2,425,000	Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN 3.88% due 06/01/2025 (a)	2,425,000
2,440,000	Illinois Development Finance Auth IDR (Design Automotive LLC Project) VRDN 3.88% due 06/01/2011 (a)	2,440,000
	Illinois Development Finance Auth Rev (Palos Community Hospital) VRDN:
12,000,000	3.69% due 11/15/2011 (a)	12,000,000
18,000,000	3.69% due 09/01/2015 (a)	18,000,000
45,700,000	3.69% due 11/15/2024 (a)	45,700,000
1,795,000	Illinois Development Finance Auth IDR (Rockford College Project) VRDN 3.83% due 02/01/2021 (a)	1,795,000
	Illinois Educational Facilities Auth Rev (Art Institute of Chicago) VRDN:
28,250,000	3.66% due 03/01/2027 (a)	28,250,000
23,250,000	3.66% due 03/01/2027 (a)	23,250,000
13,800,000	Illinois Educational Facilities Auth Rev (Concordia University River Project) VRDN 3.60% due 10/01/2031 (a)	13,800,000
9,500,000	Illinois Educational Facilities Auth Student Housing Rev (ITT State Street Corp. — Series A) VRDN 3.72% due 06/01/2033 (a)	9,500,000
	Illinois Finance Auth Rev (Central Dupage Health) VRDN:
12,500,000	(Series B) 3.69% due 11/01/2038 (a)	12,500,000
25,300,000	(Series C) 3.69% due 11/01/2038 (a)	25,300,000
10,680,000	Illinois Finance Auth Rev (Clare Oaks — Series C) VRDN 3.66% due 11/01/2040 (a)	10,680,000
7,000,000	Illinois Finance Auth Rev (Mercy Alliance Project) VRDN 3.66% due 02/15/2035 (a)	7,000,000
29,500,000	Illinois Finance Auth Rev (Northwestern Member — Series B-1) DDN 3.68% due 08/15/2038 (a)	29,500,000
9,900,000	Illinois Finance Auth Rev (Rest Haven Christian Service — Series B) VRDN 3.66% due 11/15/2034 (a)	9,900,000
	Illinois Health Facilities Auth Rev (Central Dupage Health) DDN:
45,755,000	(Series B) 3.69% due 11/01/2027 (a)	45,755,000
48,725,000	(Series C) 3.69% due 11/01/2027 (a)	48,725,000

Illinois — (continued)
	Illinois Health Facilities Auth Rev (Northwestern Member Hospital) DDN:
$1,060,000	(Series B) 3.67% due 06/01/2032 (a)	$1,060,000
58,040,000	(Series B) 3.67% due 07/01/2032 (a)	58,040,000
30,000,000	(Series C) 3.68% due 08/15/2032 (a)	30,000,000
19,095,000	Illinois Health Facilities Auth Rev (Memorial Health System) DDN 3.73% due 10/01/2022 (a)	19,095,000
12,275,000	Illinois Health Facilities Auth Rev (Palos Community Hospital — Series B) VRDN 3.69% due 12/01/2015 (a)	12,275,000
10,000,000	Illinois Health Facilities Auth Rev (Series A) VRDN 3.68% due 10/01/2010 (a)	10,000,000
	Illinois State VRDN:
4,295,000	(Merlots — Series A-124) 3.48% due 11/01/2026 (a)	4,295,000
4,970,000	(Merlots — Series B-05) 3.69% due 07/01/2022 (a)	4,970,000
28,900,000	Illinois State Municipal Securities Trust Rcpts (SGA 103) VRDN 3.70% due 08/01/2024 (a)	28,900,000
	Illinois State Toll Highway Auth Rev VRDN:
6,945,000	(Putters — Series 1014) 3.68% due 07/01/2013 (a)	6,945,000
7,410,000	(ROCS RR II R 4073) 3.68% due 01/01/2023 (a)	7,410,000
	Illinois Student Assistance Loan Rev (Series A) VRDN:
6,170,000	3.70% due 09/01/2031 (a)	6,170,000
10,350,000	3.70% due 09/01/2032 (a)	10,350,000
17,500,000	3.70% due 09/01/2034 (a)	17,500,000
	Lake County, Illinois Community School District VRDN:
20,485,000	(Merlots — Series D-04) 3.69% due 11/01/2025 (a)	20,485,000
5,800,000	(Putters — Series 329) 3.71% due 12/01/2014 (a)	5,800,000
2,160,000	Macon County, Illinois Rev (Millikin University) VRDN 3.67% due 10/01/2031 (a)	2,160,000
	McHenry County, Illinois (Community Unit School District — Woodstock) VRDN:
5,390,000	(Putters — Series 1362) 3.71% due 01/15/2020 (a)	5,390,000
3,300,000	(Putters — Series 1363) 3.71% due 01/15/2020 (a)	3,300,000
	Metropolitan Pier & Exposition Auth (Illinois Dedicated State Tax Rev) VRDN:
3,500,000	(Eagle 20040030 CL-A) 3.69% due 06/15/2042 (a)	3,500,000
10,050,000	(Floaters — Series Z-6) 3.71% due 12/15/2032 (a)	10,050,000
6,335,000	(Floaters — Series Z-8) 3.71% due 02/24/2019 (a)	6,335,000
7,525,000	(Floaters — Series Z-9) 3.71% due 12/15/2034 (a)	7,525,000
2,630,000	(Floaters — Series Z-14) 3.71% due 12/30/2025 (a)	2,630,000
6,300,000	(Floaters — Series Z-28) 3.71% due 12/15/2029 (a)	6,300,000
18,305,000	(Series Z-5) 3.71% due 04/03/2034 (a)	18,305,000
12,495,000	Municipal Securities Trust Certificates (Class A — Series 2001-124) VRDN 3.70% due 08/20/2014 (a)	12,495,000
11,400,000	Municipal Securities Trust Certificates (Illinois Finance Auth Gas Light & Coke Co. — Series 2006-253) VRDN 3.68% due 05/12/2014 (a)	11,400,000
9,880,000	Municipal Securities Trust Certificates (Chicago, Illinois Board of Education — Series 2005-237) VRDN 3.74% due 01/04/2024 (a)	9,880,000
12,100,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport Class A — Series 93) DDN 3.72% due 10/04/2012 (a)	12,100,000
8,515,000	Municipal Securities Trust Certificates (Chicago, Illinois O’Hare International Airport — Series 2005-248) VRDN 3.68% due 12/18/2013 (a)	8,515,000

6    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Illinois — (concluded)
	Regional Transportation Auth VRDN:
$32,647,500	(Floaters — Series D-818) 3.68% due 07/01/2033 (a)	$32,647,500
2,165,000	(Merlots — Series A-41) 3.69% due 06/01/2017 (a)	2,165,000
5,200,000	(Series O) 3.68% due 06/01/2033 (a)	5,200,000
4,425,000	Schaumburg, Illinois (Floaters — Series 1345) VRDN 3.68% due 12/01/2038 (a)	4,425,000
4,075,000	Southern Illinois University Rev (Putters — Series 562) VRDN 3.68% due 04/01/2012 (a)	4,075,000
11,205,000	Will County, Illinois Community School District (Floaters — Series Z-13) VRDN 3.71% due 11/09/2021 (a)	11,205,000
12,905,000	Will County, Illinois M/F Housing Rev (Woodlands Crest Hill) VRDN 3.72% due 02/15/2031 (a)	12,905,000
2,805,000	Will County, Illinois School District (Putters — Series 993) VRDN 3.84% due 05/01/2018 (a)	2,805,000
Indiana — 2.7%
1,155,000	Allen County, Indiana EDR (Waterfurnace International Inc.) VRDN 3.82% due 11/01/2014 (a)	1,155,000
6,975,000	Anderson, Indiana School Bldg Corp. (Putters — Series 1093) VRDN 3.68% due 07/15/2013 (a)	6,975,000
6,290,000	Avon, Indiana 2000 Community Bldg Corp. (Putters — Series 1055) VRDN 3.68% due 07/15/2013 (a)	6,290,000
705,000	Bloomington, Indiana EDR (Bloomington Square Project) VRDN 3.98% due 12/01/2008 (a)	705,000
2,000,000	Crawfordsville, Indiana EDR Rev (Performance Master LLC Project) VRDN 3.82% due 10/01/2018 (a)	2,000,000
6,645,000	Crown Point, Indiana Multi-School Bldg Corp. (Putters — Series 1056) VRDN 3.68% due 07/15/2013 (a)	6,645,000
1,720,000	Dearborn County, Indiana EDR (D& S Machine Products Inc.) VRDN 3.77% due 04/01/2018 (a)	1,720,000
4,990,000	Eclipse Funding Trust 2006-0015 (Solar Eclipse — Wayne Township Indiana Marion County School) VRDN 3.67% due 07/15/2014 (a)	4,990,000
3,465,000	Elkhart County, Indiana (Putters — Series 553) VRDN 3.68% due 12/01/2023 (a)	3,465,000
2,595,000	Elkhart County, Indiana EDR (Patriot Homes Inc. Project) VRDN 3.85% due 08/01/2012 (a)	2,595,000
6,555,000	Fort Wayne, Indiana EDR (Nemcomed Project) VRDN 3.77% due 11/01/2021 (a)	6,555,000
6,010,000	Greencastle, Indiana IDR (Crown Equipment Corp. Project) VRDN 3.74% due 02/01/2011 (a)	6,010,000
32,500,000	Indiana Bond Bank (Advance Funding Program) BAN 4.50% due 02/01/2007	32,687,122
30,000,000	Indiana Health & Educational Facilities Auth Hospital Rev (Harrison County Hospital Project) DDN 3.68% due 01/01/2032 (a)	30,000,000
15,000,000	Indiana Health & Educational Facilities Auth Hospital Rev (Howard Regional Health System Project — Series A) DDN 3.73% due 01/01/2035 (a)	15,000,000
10,000,000	Indiana Health Facilities Auth Rev (Ascension Health Credit — Series A-3) FXRDN 3.35% due 01/30/2007	10,000,000

Indiana — (continued)
$8,700,000	Indiana Health Facilities Auth Rev (Margaret Mary Community Hospital — Series A) VRDN 3.73% due 12/01/2029 (a)	$8,700,000
28,665,000	Indiana Housing & Community Development Auth S/F Mortgage Rev (Putters — Series 1397) VRDN 3.71% due 07/01/2013 (a)	28,665,000
8,500,000	Indiana Municipal Power Agency (Power Supply System Rev — ROCS RR II R 592) VRDN 3.70% due 01/01/2032 (a)	8,500,000
40,250,000	Indiana State Development Finance Environmental Rev (PSI Energy Inc. Project — Series B) VRDN 3.77% due 12/01/2038 (a)	40,250,000
8,760,000	Indiana State Development Finance Auth Rev (Cathedral High) DDN 3.73% due 09/01/2026 (a)	8,760,000
900,000	Indiana State Development Finance Auth Rev EDR (Indianapolis Urban League) VRDN 3.77% due 01/01/2020 (a)	900,000
19,520,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) DDN 3.74% due 12/01/2032 (a)	19,520,000
3,000,000	Indiana State Development Finance Auth Rev IDR (Republic Service Inc. Project) VRDN 3.99% due 11/01/2035 (a)	3,000,000
	Indiana State Development Finance Auth Solid Waste Disposal Rev (Waste Management Inc.) VRDN:
12,500,000	(Series A) 3.68% due 10/01/2025 (a)	12,500,000
7,000,000	(Series B) 3.69% due 10/01/2025 (a)	7,000,000
3,000,000	Indiana State Finance Auth EDR (Goodwill Industry Michiana — Series A) VRDN 3.72% due 01/01/2026 (a)	3,000,000
19,030,000	Indiana State Office Bldge Community Facilities Rev (Merlots — Series B-17) VRDN 3.69% due 07/01/2023 (a)	19,030,000
	Indiana Transportation Finance Auth Highway Rev VRDN:
2,330,500	(Floaters — Series 942-D) 3.68% due 12/01/2022 (a)	2,330,500
1,990,000	(Merlots — Series B-21) 3.68% due 12/01/2022 (a)	1,990,000
6,300,000	Indiana University Rev (ROCS RR II R 6508) VRDN 3.68% due 08/01/2021 (a)	6,300,000
3,850,000	Indianapolis, Indiana EDR (New Bridges Airports Project) VRDN 3.71% due 06/01/2035 (a)	3,850,000
43,500,000	Indianapolis, Indiana Gas Utility Rev CP 3.60% due 08/04/2006	43,500,000
	Indianapolis, Indiana Local Public Bond Bank VRDN:
4,000,000	(Floaters — Series Z-7) 3.71% due 09/09/2019 (a)	4,000,000
16,800,000	(Putters — Series 1424) 3.71% due 01/01/2014 (a)	16,800,000
2,260,000	Kendallville, Indiana EDR (Bollhoff Rivut Project) VRDN 3.77% due 02/01/2025 (a)	2,260,000
8,100,000	Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 3.72% due 08/01/2017 (a)	8,100,000
8,195,000	Mount Vernon of Hancock County, Indiana Multi-School Bldg Corp. (ROCS RR II R 2197) VRDN 3.68% due 01/15/2023 (a)	8,195,000
5,790,000	Noblesville, Indiana Bldg Corp. (Putters — Series 1068) VRDN 3.68% due 07/15/2013 (a)	5,790,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    7

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Indiana — (concluded)
$5,605,000	Shelbyville, Indiana Central Renovation School Building Corp. (Putters — Series 1075) VRDN 3.68% due 07/15/2013 (a)	$5,605,000
5,155,000	Sunman-Dearborn, Indiana High School Bldg Corp. (Putters — Series 671) VRDN 3.68% due 01/15/2013 (a)	5,155,000
Iowa — 1.1%
6,490,000	Eclipse Funding Trust 2006-0081 (Solar Eclipse — Des Moines, Iowa Wastewater) VRDN 3.67% due 06/01/2034 (a)	6,490,000
37,565,000	Iowa City, Iowa Rev (Act Inc.) DDN 3.73% due 04/01/2032 (a)	37,565,000
	Iowa Finance Auth Retirement Community Rev (Series B) DDN:
4,270,000	(Deerfield Retirement) 3.65% due 12/01/2033 (a)	4,270,000
6,500,000	(Wesley Retirement) 3.64% due 12/01/2033 (a)	6,500,000
	Iowa Finance Auth Rev (Museum of Art Foundation) DDN:
13,150,000	3.73% due 06/01/2033 (a)	13,150,000
14,500,000	3.73% due 10/01/2033 (a)	14,500,000
7,180,000	Iowa Higher Educational Loan Auth Rev (Buena Vista University Project) VRDN 3.80% due 12/01/2012 (a)	7,180,000
	Iowa Higher Educational Loan Auth Rev (Private Colleges — Des Moines) DDN:
6,600,000	3.73% due 10/01/2024 (a)	6,600,000
10,090,000	3.73% due 10/01/2033 (a)	10,090,000
5,440,000	Iowa Higher Educational Loan Auth Rev (University Dubuque — Series C) RAN 5.00% due 05/24/2007	5,484,557
	Louisa County, Iowa PCR (Iowa G&E Co) VRDN:
3,900,000	3.72% due 03/01/2017 (a)	3,900,000
19,500,000	(Series A) 3.72% due 09/01/2016 (a)	19,500,000
15,370,000	Municipal Securities Trust Certificates Class A (Iowa Finance Auth Hospital Facilities Rev Health System — Series 26) VRDN 3.68% due 06/01/2010 (a)	15,370,000
11,810,000	Tobacco Settlement Auth Iowa (ROCS RR II R 456 CE) VRDN 3.70% due 06/01/2046 (a)	11,810,000
Kansas — 0.6%
7,660,000	Johnson County, Kansas Public Bldg Community Lease Rev (Putters — Series 528) VRDN 3.68% due 09/01/2010 (a)	7,660,000
5,160,000	Johnson County, Kansas School District Shawnee Mission (Putters — Series 512) VRDN 3.68% due 10/01/2012 (a)	5,160,000
4,180,000	Kansas State Department Transportation Highway Rev (ROCS RR II R 6020) VRDN 3.68% due 03/01/2019 (a)	4,180,000
11,300,000	Kansas State Development Finance Auth Lease Rev (Series 2-J) DDN 3.68% due 12/01/2034 (a)	11,300,000
3,640,000	Lawrence, Kansas Industrial Rev (Prosoco Inc. Project — Series A) VRDN 3.82% due 12/01/2018 (a)	3,640,000

Kansas — (concluded)
$4,200,000	Lenexa, Kansas M/F Housing Rev (Meadows Apartments Project — Series A) VRDN 3.70% due 04/15/2035 (a)	$4,200,000
15,850,000	Olathe, Kansas Health Facilities Rev (Olathe Medical Center — Series A) DDN 3.68% due 09/01/2032 (a)	15,850,000
33,250,000	University of Kansas Hospital Auth Health Facilities Rev DDN 3.68% due 09/01/2034 (a)	33,250,000
Kentucky — 4.6%
1,005,000	Boone County, Kentucky IBR (Diocesan Educational Projects) VRDN 3.82% due 11/01/2018 (a)	1,005,000
2,400,000	Carroll County, Kentucky PCR CP 3.68% due 08/11/2006	2,400,000
2,310,000	Crestview Hills, Kentucky IBR (Thomas More Project) VRDN 3.72% due 11/01/2018 (a)	2,310,000
1,030,000	Dayton, Kentucky IBR (Willow Green Project) VRDN 3.82% due 08/01/2020 (a)	1,030,000
4,030,000	Glasgow, Kentucky IBR (Felker Brothers Corp. Project) VRDN 3.68% due 04/01/2020 (a)	4,030,000
2,700,000	Graves County, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.74% due 03/01/2021 (a)	2,700,000
14,490,000	Hopkins County, Kentucky Hospital Rev (Floaters — Series 730) VRDN 3.68% due 11/15/2011 (a)	14,490,000
	Jefferson County, Kentucky PCR CP:
5,000,000	(Series 92-A) 3.58% due 08/01/2006	5,000,000
26,000,000	(Series 92-A) 3.75% due 09/13/2006	26,000,000
10,000,000	(Series 93-A) 3.65% due 09/07/2006	10,000,000
35,200,000	(Series 93-A) 3.70% due 09/07/2006	35,200,000
36,900,000	Kenton County, Kentucky Airport Board of Special Facilities Rev (Airis Cincinnati — Series A) VRDN 3.75% due 07/01/2032 (a)	36,900,000
4,140,000	Kenton County, Kentucky Educational Rev (St. Pius X School District Projects) VRDN 3.72% due 06/01/2023 (a)	4,140,000
326,700,000	Kentucky Inc., Kentucky Public Energy Auth Gas Supply Rev (Series A) DDN 3.69% due 08/01/2016 (a)	326,700,000
5,320,000	Kentucky State Turnpike Auth EDR (Floaters — Series 1061) VRDN 3.68% due 07/01/2018 (a)	5,320,000
20,000,000	Kentucky State Turnpike Auth Resource Recovery Rev (Floaters — Series 488) VRDN 3.68% due 07/01/2007 (a)	20,000,000
5,600,000	Louisville & Jefferson County, Kentucky (Sewer & Drain System Rev — ROCS RR II R 304) VRDN 3.68% due 05/15/2037 (a)	5,600,000
7,400,000	Mercer County, Kentucky PCR (Kentucky Utility Co. Project — Series A) CP 3.68% due 08/11/2006	7,400,000
5,000,000	Minor Lane Heights, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.74% due 03/01/2021 (a)	5,000,000
2,400,000	Muhlenberg County, Kentucky PCR (Kentucky Utility Co. — Series A) CP 3.68% due 08/11/2006	2,400,000
1,450,000	Ohio County, Kentucky Solid Waste Disposal Rev (Waste Management Kentucky LLC Project) VRDN 3.74% due 03/01/2021 (a)	1,450,000

8    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Kentucky — (concluded)
$9,275,000	Owensboro, Kentucky Electric Light & Power Rev (Floaters — Series 22-P) VRDN 3.70% due 01/01/2007 (a)	$9,275,000
42,830,000	Shelby County, Kentucky Lease Rev (Series A) DDN 3.68% due 09/01/2034 (a)	42,830,000
	Trimble County, Kentucky PCR CP:
27,500,000	3.65% due 09/07/2006	27,500,000
35,000,000	3.70% due 09/07/2006	35,000,000
30,000,000	3.62% due 08/01/2006	30,000,000
30,000,000	3.58% due 08/07/2006	30,000,000
Louisiana — 2.6%
4,500,000	Calcasieu Parish Inc. of Louisiana IDB Rev (Hydroserve Westlake) VRDN 3.76% due 06/01/2025 (a)	4,500,000
6,000,000	Eagle Tax-Exempt Trust — New Orleans, Louisiana VRDN 3.72% due 12/01/2021 (a)	6,000,000
3,620,000	East Baton Rouge, Louisiana Mortgage Finance Auth S/F Rev (Floaters — Series 996) VRDN 3.74% due 06/02/2008 (a)	3,620,000
	Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall Auth Special Tax) VRDN:
8,080,000	(ROCS RR II R 4038) 3.71% due 07/15/2023 (a)	8,080,000
10,545,000	(ROCS RR II R 4060) 3.71% due 07/15/2022 (a)	10,545,000
24,872,525	Jefferson Parish, Louisiana Home Mortgage Auth S/F Mortgage Rev (Series B) FXRDN
	4.53% due 12/01/2006	24,872,525
12,000,000	Jefferson Parish, Louisiana Hospital Service Rev (Putters — Series 522) VRDN 3.70% due 12/01/2008 (a)	12,000,000
13,970,000	Lafayett, Louisiana Utilities Rev (Merlots — Series B-23) VRDN 3.69% due 11/01/2028 (a)	13,970,000
	Louisiana Housing Finance Agency Mortgage Rev VRDN:
9,833,000	(Floaters — Series 1066) 3.74% due 03/01/2036 (a)	9,833,000
35,181,000	(Floaters — Series 1069) 3.74% due 12/01/2047 (a)	35,181,000
25,786,250	(Floaters — Series 1224) 3.72% due 12/01/2047 (a)	25,786,250
348,072	Louisiana Housing Finance Agency Mortgage Rev S/F FXRDN 5.03% due 03/31/2036	348,072
2,360,000	Louisiana Local Government Environmental Facilities & Community Development Auth Rev (Northwestern State University Student Housing — Series A) VRDN 3.72% due 08/01/2034 (a)	2,360,000
	Louisiana Public Facilities Auth (Air Products & Chemical Project) VRDN:
18,650,000	3.74% due 12/01/2038 (a)	18,650,000
3,400,000	3.74% due 12/01/2039 (a)	3,400,000
	Louisiana Public Facilities Auth Rev RAN:
9,925,000	(Series B) 4.50% due 10/19/2006	9,956,259
3,165,000	(Series C) 4.50% due 10/19/2006	3,174,968
	Louisiana State Gas & Fuels Tax Rev VRDN:
9,900,000	(Eagle 20060073 CL-A) 3.69% due 05/01/2035 (a)	9,900,000
56,430,000	(Eagle 0060030 CL-A) 3.69% due 05/01/2035 (a)	56,430,000
30,000,000	(Eagle 720050038 CL-A) 3.69% due 05/01/2035 (a)	30,000,000
31,810,000	(Floaters — Series 1127) 3.68% due 05/01/2035 (a)	31,810,000
7,655,000	(Putters — Series 1065) 3.68% due 05/01/2013 (a)	7,655,000

Louisiana — (concluded)
$10,000,000	Louisiana State Offshore Term Auth Deepwater Port Rev (Series A) DDN 3.60% due 09/01/2014 (a)	$10,000,000
11,105,000	Louisiana State University & Agricultural & Mechanical College Board Supervisors Rev VRDN 3.65% due 07/01/2032 (a)	11,105,000
	New Orleans, Louisiana Finance Auth S/F Mortgage Rev VRDN:
13,490,000	(Floaters — Series 990) 3.74% due 06/02/2008 (a)	13,490,000
3,840,000	(Floaters — Series 1137) 3.74% due 12/01/2044 (a)	3,840,000
20,000,000	Saint James Parish, Louisiana PCR (Texaco Project — Series A) CP 3.63% due 09/12/2006	20,000,000
Maine — 0.2%
360,000	Eastport, Maine IDR (Passamaquoddy Tribe) VRDN 3.75% due 11/01/2006 (a)	360,000
1,090,000	Grey, Maine Rev (Advance Realty Project) VRDN 3.67% due 10/01/2011 (a)	1,090,000
23,185,000	Maine Finance Auth Rev (Jackson Lab Issue — Series 2002) VRDN 3.72% due 07/01/2031 (a)	23,185,000
Maryland — 0.7%
	Carroll County, Maryland Rev (Fairhaven & Copper) VRDN:
4,960,000	(Series A) 3.66% due 01/01/2034 (a)	4,960,000
2,495,000	(Series B) 3.65% due 01/01/2034 (a)	2,495,000
14,600,000	Maryland State Community Development Administration Department Housing FXRDN 3.12% due 11/24/2006	14,600,000
	Maryland State Health & Higher Educational Facilities Auth Rev VRDN:
15,900,000	(Floaters — Series 1309) 3.68% due 08/15/2038 (a)	15,900,000
4,750,000	(Series B) 3.68% due 01/01/2037 (a)	4,750,000
	Maryland State Health & Higher Educational Facilities Auth Rev (Adventist Healthcare) VRDN:
2,000,000	(Series A) 3.66% due 01/01/2034 (a)	2,000,000
16,875,000	(Series A) 3.66% due 01/01/2035 (a)	16,875,000
16,000,000	(Series B) 3.66% due 01/01/2021 (a)	16,000,000
22,000,000	Montgomery County, Maryland EDR (Riderwood Village Inc. Project) VRDN 3.67% due 03/01/2034 (a)	22,000,000
Massachusetts — 3.1%
10,000,000	ABN-AMRO Muni Tops — Massachusetts (Series 2005-34) VRDN 3.67% due 08/15/2013 (a)	10,000,000
1,000,000	Massachusetts State Central Artery (Series A) DDN 3.65% due 12/01/2030 (a)	1,000,000
	Massachusetts State VRDN:
4,000,000	(Floaters — Series 16-K) 3.65% due 12/01/2023 (a)	4,000,000
5,790,000	(ROCS RR II R 6050) 3.68% due 09/01/2022 (a)	5,790,000
8,000,000	(Series BB) 3.67% due 09/06/2013 (a)	8,000,000
3,950,000	(Series C) 3.67% due 08/01/2030 (a)	3,950,000
	Massachusetts State Development Finance Agency CP:
40,000,000	3.65% due 08/01/2006	40,000,000
16,472,000	3.65% due 08/14/2006	16,472,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    9

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Massachusetts — (concluded)
	Massachusetts State Development Finance Agency VRDN:
$8,645,000	(Bancroft School) 3.70% due 09/01/2031 (a)	$8,645,000
9,850,000	(Cordis Mills LLC) 3.73% due 12/01/2032 (a)	9,850,000
3,945,000	(Dexter School Project) 3.70% due 05/01/2031 (a)	3,945,000
10,000,000	(Fessenden School) 3.72% due 08/01/2031 (a)	10,000,000
14,195,000	(Gordon College) 3.70% due 09/01/2032 (a)	14,195,000
15,415,000	(Groton School) 3.72% due 03/01/2034 (a)	15,415,000
4,740,000	(Lesley University) 3.72% due 07/01/2033 (a)	4,740,000
23,870,000	(Suffolk University Asset Guaranty) 3.75% due 07/01/2032 (a)	23,870,000
10,115,000	(Suffolk University — Series A) 3.72% due 07/01/2035 (a)	10,115,000
17,870,000	(Wentworth Institute of Technology) 3.70% due 10/01/2030 (a)	17,870,000
28,915,000	(Wentworth Institute of Technology) 3.75% due 10/01/2033 (a)	28,915,000
5,100,000	(Wilbraham & Monson Academy) 3.70% due 09/01/2036 (a)	5,100,000
7,860,000	Massachusetts State Health & Educational Facilities Auth Rev (The Boston Home Inc. — Series B) VRDN 3.70% due 06/01/2032 (a)	7,860,000
	Massachusetts State IFA Rev (New England Power Co.) CP:
34,000,000	(Series 92) 3.48% due 08/01/2006	34,000,000
10,500,000	(Series 92) 3.68% due 09/13/2006	10,500,000
40,000,000	(Series 93-A) 3.65% due 09/12/2006	40,000,000
20,000,000	Massachusetts State IFA Rev (Groton School — Series B) VRDN 3.72% due 03/01/2028 (a)	20,000,000
	Massachusetts State School Bldg Auth Dedicated Sales Tax Rev VRDN:
5,820,000	(Eagle 20060035 CL-A) 3.69% due 08/15/2030 (a)	5,820,000
6,800,000	(Eagle 20060055 CL-A) 3.69% due 08/15/2030 (a)	6,800,000
4,980,000	(Series L) 3.67% due 08/15/2013 (a)	4,980,000
14,865,000	Massachusetts State Special Obligation Dedicated Tax Rev VRDN (Merlots — Series B-19) 3.68% due 01/01/2028 (a)	14,865,000
6,505,000	Massachusetts State Turnpike Auth Highway System Rev (ROCS RR II R 536) VRDN 3.68% due 01/01/2037 (a)	6,505,000
57,523,000	Massachusetts State Water Reservoir Auth (Floaters — Series 742-D) VRDN 3.67% due 08/01/2019 (a)	57,523,000
16,400,000	Municipal Securities Trust Certificates Class A (Series 2001-155) VRDN 3.72% due 04/28/2016 (a)	16,400,000
1,795,000	University of Massachusetts (Bldg Auth Project — ROCS RR II R 6016) VRDN 3.68% due 11/01/2015 (a)	1,795,000
Michigan — 2.2%
28,000,000	ABN-AMRO Muni Tops — Detroit Michigan Sewer Rev (Series — 2005-3) VRDN 3.68% due 07/01/2013 (a)	28,000,000
7,000,000	ABN-AMRO Muni Tops — Michigan State Bldg Auth Rev (Series — 2005-33) VRDN 3.68% due 10/15/2013 (a)	7,000,000
6,380,000	Chelsea, Michigan EDC Rev (Silver Maples Of Chelsea) VRDN 3.67% due 05/15/2028 (a)	6,380,000

Michigan — (continued)
$8,515,000	Dearborn, Michigan EDC Rev (Henry Ford Village) VRDN 3.71% due 10/01/2023 (a)	$8,515,000
12,040,000	Detroit, Michigan City School District (Merlots — Series A-115) VRDN 3.69% due 04/01/2019 (a)	12,040,000
5,485,000	Detroit, Michigan Sewer Disposal Rev (Merlots — Series B-01) VRDN 3.69% due 07/01/2022 (a)	5,485,000
	Detroit, Michigan Sewer Disposal Rev Municipal Securities Trust Rcpts VRDN:
1,155,000	(Series 47) 3.68% due 07/01/2028 (a)	1,155,000
6,500,000	(Series 53-A) 3.68% due 07/01/2032 (a)	6,500,000
	Eastern Michigan University Rev DDN:
10,000,000	3.68% due 06/01/2027 (a)	10,000,000
55,000,000	(Series A) 3.682% due 06/01/2036 (a)	55,000,000
3,700,000	Lanse Creuse, Michigan Public Schools (Eagle 20060032 CL-A) VRDN 3.69% due 05/01/2035 (a)	3,700,000
5,915,000	Macomb County, Michigan Hospital Finance Auth Rev (Mount Clemens — Series A-2) DDN 3.68% due 10/01/2020 (a)	5,915,000
	Michigan State Higher Educational Facilities Auth Rev VRDN:
6,000,000	(Adrian College) 3.68% due 03/01/2031 (a)	6,000,000
14,425,000	(Ave Maria School Project) 3.71% due 08/01/2026 (a)	14,425,000
14,935,000	Michigan State Hospital Finance Auth Rev (Crittenton Hospital — Series A) DDN 3.68% due 03/01/2030 (a)	14,935,000
	Michigan State Hospital Finance Auth Rev VRDN:
12,995,000	(Merlots — Series K) 3.69% due 11/15/2023 (a)	12,995,000
1,675,000	(ROCS RR II R 588) 3.69% due 11/15/2046 (a)	1,675,000
	Michigan State Strategic Fund Limited Obligation Rev (Detroit Symphony Project) DDN:
23,455,000	(Series A) 3.68% due 06/01/2031 (a)	23,455,000
10,550,000	(Series B) 3.68% due 06/01/2031 (a)	10,550,000
	Michigan State Strategic Fund Limited Obligation Rev VRDN:
8,500,000	(Dow Chemical Project — Series B-1) 3.75% due 06/01/2014 (a)	8,500,000
2,900,000	(North America Inc. Project) 3.85% due 04/01/2011 (a)	2,900,000
5,500,000	(Sur-Flo Plastics Inc. Project) 3.80% due 08/01/2025 (a)	5,500,000
4,230,000	(Weller Trunk Parts Project) 3.806% due 10/01/2029 (a)	4,230,000
13,260,000	Michigan State Trunk Line (Merlots — Series B-02) VRDN 3.69% due 11/01/2021 (a)	13,260,000
10,500,000	Municipal Securities Trust Certificates Class A (Detroit Michigan Sewer Disposal Rev — Series 2001-166) VRDN 3.70% due 12/15/2021 (a)	10,500,000
21,675,000	Northern Michigan University Rev DDN 3.68% due 06/01/2031 (a)	21,675,000
3,475,000	Oakland County, Michigan EDC Limited Obligation Rev (Su Dan Co. Project) VRDN 3.80% due 07/01/2024 (a)	3,475,000
5,750,000	Oakland University Michigan Rev (ROCS RR II R 2154) VRDN 3.68% due 05/15/2022 (a)	5,750,000

10    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Michigan — (concluded)
$2,660,000	Southfield, Michigan Library Bldg Auth (ROCS RR II R 7521) VRDN 3.68% due 05/01/2023 (a)	$2,660,000
6,140,000	Sturgis, Michigan Public School District (Putters — Series 728) VRDN 3.68% due 11/01/2012 (a)	6,140,000
6,600,000	Wayne County, Michigan Airport Auth Rev (Eagle 720053029 CL-A) VRDN 3.73% due 12/01/2034 (a)	6,600,000
Minnesota — 1.7%
	Dakota County, Minnesota Community Development Agency M/F Housing Rev DDN:
10,000,000	(Brentwood Hills Apartments Project — Series A) 3.78% due 09/01/2038 (a)	10,000,000
19,100,000	(Regatta Commons Project — Series A) 3.78% due 01/01/2038 (a)	19,100,000
16,757,500	Duluth, Minnesota EDA Health Care Facilities Rev (Floaters — Series 895) VRDN 3.68% due 02/15/2020 (a)	16,757,500
2,800,000	Hennepin County, Minnesota Housing & Redevelopment Auth M/F Rev (Stone Arch Apartments Project) VRDN 3.70% due 04/15/2035 (a)	2,800,000
2,500,000	Minneapolis, Minnesota Rev (Minnehaha Academy Project) DDN 3.73% due 05/01/2026 (a)	2,500,000
2,155,000	Minnesota State (ROCS RR II R 4065) VRDN 3.68% due 08/01/2023 (a)	2,155,000
	Rochester, Minnesota Health Care Facilities CP:
21,000,000	(Series 00-A) 3.64% due 09/14/2006	21,000,000
20,000,000	(Series 00-A) 3.64% due 09/12/2006	20,000,000
19,000,000	(Series 00-B) 3.64% due 09/12/2006	19,000,000
39,000,000	(Series 00-C) 3.64% due 09/12/2006	39,000,000
31,400,000	(Series 01-A) 3.64% due 09/12/2006	31,400,000
23,150,000	(Series 01-B) 3.64% due 09/12/2006	23,150,000
17,200,000	(Series 92-B) 3.64% due 09/12/2006	17,200,000
10,000,000	(Series 92-B) 3.64% due 09/14/2006	10,000,000
4,830,000	St. Paul, Minnesota Housing & Redevelopment Auth Hospital Rev (ROCS RR II R 569 CE) VRDN 3.69% due 11/15/2030 (a)	4,830,000
16,555,000	University of Michigan (Series A) VRDN 3.64% due 01/01/2034 (a)	16,555,000
Mississippi — 0.9%
10,000,000	Mississippi Business Finance Corp. Solid Waste Disposal Rev (Mississippi Power Co. Project) DDN 3.66% due 05/01/2028 (a)	10,000,000
	Mississippi Development Bank Special Obligation VRDN:
14,665,000	(Loan Program — Desoto County) 3.67% due 11/01/2022 (a)	14,665,000
11,595,000	(Merlots — Series A-16) 3.69% due 07/01/2031 (a)	11,595,000
6,890,000	(ROCS RR II R 6051) 3.68% due 01/01/2022 (a)	6,890,000
57,791,500	Mississippi Home Corp. S/F Rev (Floaters — Series 1212) VRDN 3.71% due 12/01/2008 (a)	57,791,500

Mississippi — (concluded)
$12,500,000	Mississippi Home Corp. Lease Purchase Rev VRDN 4.14% due 10/01/2007 (a)	$12,500,000
27,970,000	Mississippi Hospital Equipment & Facilities Auth Rev (North Mississippi Health Service — Series 1) CP 3.60% due 09/08/2006	27,970,000
Missouri — 1.5%
9,380,000	Branson, Missouri School District (Putters — Series 1427) VRDN 3.68% due 03/01/2013 (a)	9,380,000
3,600,000	Jackson County, Missouri IDA Health Facilities Rev (Kansas City Hospice) VRDN 3.70% due 01/01/2030 (a)	3,600,000
	Kansas City, Missouri Municipal Assistance Corp. Rev VRDN:
10,065,000	(Floaters — Series 15-7) 3.71% due 11/12/2025 (a)	10,065,000
7,500,000	(Putters — Series 1327) 3.68% due 04/15/2014 (a)	7,500,000
5,310,000	Missouri State Board Public Bldg Special Obligations (Floaters — Series 1433) VRDN 3.68% due 10/15/2027 (a)	5,310,000
14,200,000	Missouri State Development Finance Board Lease Rev (Missouri Associate Municipal Utilities Lease) DDN 3.73% due 06/01/2033 (a)	14,200,000
	Missouri State Health & Educational Facilities Auth DDN:
3,500,000	(Bethesda Health Group) 3.73% due 08/01/2034 (a)	3,500,000
32,210,000	(Bethesda Health Group — Series A) 3.73% due 08/01/2031 (a)	32,210,000
25,900,000	(Christian Brothers — Series A) 3.73% due 10/01/2032 (a)	25,900,000
5,400,000	(De Smet Jesuit High School) 3.73% due 11/01/2027 (a)	5,400,000
6,800,000	(Drury College) 3.73% due 08/15/2024 (a)	6,800,000
7,395,000	(Ranken Technology College) 3.73% due 11/15/2017 (a)	7,395,000
2,970,000	(State Louis University) 3.71% due 07/01/2032 (a)	2,970,000
15,380,000	(State Louis University — Series A) 3.67% due 10/01/2016 (a)	15,380,000
21,235,000	(State Louis University — Series B) 3.71% due 10/01/2024 (a)	21,235,000
	Missouri State Health & Educational Facilities Auth Rev Pooled VRDN:
8,925,000	(Series B) 3.67% due 08/01/2029 (a)	8,925,000
3,865,000	(Series C) 3.67% due 08/01/2029 (a)	3,865,000
	Missouri State Health & Educational Facilities Auth Rev RAN:
1,750,000	(Central Methodist) 5.00% due 04/25/2007	1,762,938
2,750,000	(Drury University) 5.00% due 04/25/2007	2,770,332
15,000,000	Missouri State Higher & Educational Loan Auth Student Loan Rev VRDN (Series A) 3.68% due 02/15/2041 (a)	15,000,000
1,035,000	Missouri State Housing Development Community S/F Mortgage Rev (Series A) FXRDN 4.54% due 05/15/2007	1,035,000
14,090,000	Saint Louis, Missouri Airport Rev (Merlots — Series A-18) VRDN VRDN 3.69% due 07/01/2015 (a)	14,090,000
4,050,000	Saint Louis, Missouri IDA M/F Housing Rev (Metro Lofts Apartments — Series C) VRDN 3.73% due 09/15/2036 (a)	4,050,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    11

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Montana — 0.3%
$14,000,000	Anaconda-Deer Lodge County, Montana EFR (Anaconda Smelter) DDN 3.72% due 10/01/2037 (a)	$14,000,000
10,725,000	Helena, Montana Higher Educational Rev (Carroll College Campus Housing) DDN 3.73% due 10/01/2032 (a)	10,725,000
18,475,000	Montana State Board Investment Municipal Finance FXRDN 3.65% due 03/01/2007	18,475,000
Nebraska — 0.5%
2,640,000	Eclipse Funding Trust 2006-0025 (Solar Eclipse — Omaha Public Power) VRDN 3.67% due 02/01/2036 (a)	2,640,000
24,600,000	Lincoln, Nebraska Electric System Rev CP 3.60% due 09/01/2006	24,600,000
	Nebraska Public Power Rev VRDN:
3,235,000	(Eagle 20040014 CL-A) 3.69% due 01/01/2035 (a)	3,235,000
3,335,000	(Eagle 20041016 CL-A) 3.69% due 01/01/2035 (a)	3,335,000
4,105,000	(ROCS RR II R 9000) 3.68% due 01/01/2035 (a)	4,105,000
21,800,000	Omaha Public Power Nebraska Electric Rev CP 3.60% due 09/08/2006	21,800,000
5,095,000	Omaha Public Power Nebraska Electric Rev (Floaters — Series 1289) VRDN 3.68% due 02/01/2036 (a)	5,095,000
10,005,000	Scotts Bluff County, Nebraska Hospital Auth Rev (Regional West Medical Center) VRDN 3.67% due 12/01/2028 (a)	10,005,000
Nevada — 0.8%
	Clark County, Nevada VRDN:
6,000,000	(Floaters — Series 1282) 3.68% due 11/01/2035 (a)	6,000,000
5,935,000	(ROCS RR II R 1035) 3.68% due 06/01/2021 (a)	5,935,000
	Clark County, Nevada School District VRDN:
5,855,000	(Merlots — Series B-02) 3.69% due 06/15/2019 (a)	5,855,000
17,430,000	(Putters — Series 1157) 3.68% due 06/15/2013 (a)	17,430,000
14,130,000	(ROCS RR II R 7018) 3.68% due 06/15/2020 (a)	14,130,000
7,150,000	Director State Nevada Department of Business & Industry Solid Waste Disposal Rev (Republic Service Inc. Project) VRDN 3.98% due 12/01/2034 (a)	7,150,000
10,865,000	Eclipse Funding Trust 2006-0012 (Solar Eclipse — Clark County, Nevada School District) VRDN 3.60% due 12/15/2013 (a)	10,865,000
8,330,000	Las Vegas, Nevada Convention & Visitors Auth Rev (Putters — Series 802) VRDN 3.68% due 01/01/2013 (a)	8,330,000
9,960,000	Las Vegas Valley, Nevada Water Distribution (Merlots — Series B-10) VRDN 3.69% due 06/01/2024 (a)	9,960,000
5,285,000	Nevada System Higher Education University Rev (Putters — Series 1134) VRDN 3.68% due 07/01/2013 (a)	5,285,000
5,155,000	North Las Vegas, Nevada (ROCS RR II R 4081) VRDN 3.68% due 05/01/2025 (a)	5,155,000

Nevada — (concluded)
$22,655,000	Truckee Medows, Nevada Water Auth Rev Municipal Securities Trust Rcpts (Series 137) VRDN 3.70% due 07/01/2030 (a)	$22,655,000
5,250,000	University of Nevada Rev (Putters — Series 929) VRDN 3.68% due 01/01/2013 (a)	5,250,000
New Hampshire — 1.1%
9,890,000	New Hampshire Health & Educational Auth Hospital Rev (Wentworth Douglass Hospital) DDN 3.73% due 01/01/2031 (a)	9,890,000
8,625,000	New Hampshire Health & Educational Auth Rev (Healthcare — Series B) VRDN 3.72% due 01/01/2032	8,625,000
7,000,000	New Hampshire Health & Educational Auth Rev (New Hampshire Institute of Art) VRDN 3.72% due 10/01/2035 (a)	7,000,000
	New Hampshire Higher Educational & Health Facilities Auth Rev VRDN:
5,138,500	(Floaters — Series 772) 3.68% due 01/01/2017 (a)	5,138,500
42,465,000	(Floaters — Series 866) 3.68% due 08/15/2021 (a)	42,465,000
3,360,000	New Hampshire State Business Finance Auth Industrial Facilities Rev (Wiggins Airways Inc.) VRDN 3.70% due 12/01/2033 (a)	3,360,000
	New Hampshire State Business Finance Auth PCR (New England Power — Series 90-A) CP:
41,850,000	3.67% due 09/12/2006	41,850,000
40,000,000	3.70% due 09/13/2006	40,000,000
New Jersey — 0.3%
	Municipal Securities Trust Certificate (New Jersey State Transportation Trust Fund) VRDN:
20,240,000	(Series 2006-269) 3.74% due 11/03/2022 (a)	20,240,000
4,015,000	(Series 2006-3010) 3.74% due 06/13/2024 (a)	4,015,000
	New Jersey State Transportation Trust Fund Auth VRDN:
9,325,000	(Floaters — Series 10-Z) 3.70% due 12/15/2034 (a)	9,325,000
12,000,000	(Putters — Series 1366) 3.71% due 12/15/2023 (a)	12,000,000
New Mexico — 0.4%
5,160,000	Bernalillo County, New Mexico Gross Rcpts Tax Rev (Macon Trust) VRDN 3.68% due 04/01/2027 (a)	5,160,000
6,490,000	Eclipse Funding Trust 2006-0034 (Solar Eclipse — New Mexico Finance Auth Rev) VRDN 3.67% due 12/15/2013 (a)	6,490,000
42,593,909	New Mexico Mortgage Finance Auth S/F Program FXRDN 4.53% due 07/01/2007	42,593,909
New York — 3.4%
10,875,000	Eclipse Funding Trust 2006-0004 (Solar Eclipse — New York Convention Center Rev) VRDN 3.65% due 11/15/2027 (a)	10,875,000
11,165,000	Metropolitan Transportation Auth New York Facilities Rev (Merlots — Series F) VRDN 3.68% due 07/01/2029 (a)	11,165,000
40,000,000	Metropolitan Transportation Auth New York (Series A) CP 3.77% due 08/08/2006	40,000,000

12    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

New York — (concluded)
$209,750,000	New York City IDA Rev (Bryant Park LLC — Series A) DDN 3.70% due 11/01/2039 (a)	$209,750,000
40,000,000	New York City IDA Rev (Bryant Park LLC — Series A) VRDN 3.63% due 11/01/2039 (a)	40,000,000
	New York City Municipal Water Finance Auth (Water & Sewer System Rev) VRDN:
10,000,000	(Eagle 20040015 CL-A) 3.69% due 06/15/2035 (a)	10,000,000
31,430,000	(Eagle 20060057 CL-A) 3.69% due 06/15/2036 (a)	31,430,000
18,000,000	New York City Municipal Water Finance Auth (Series 1) CP 3.65% due 08/17/2006	18,000,000
	New York State Power Auth CP:
15,425,000	3.55% due 08/01/2006	15,425,000
15,425,000	3.55% due 08/02/2006	15,425,000
21,931,000	3.60% due 09/06/2006	21,931,000
45,000,000	New York City Water Auth CP 3.42% due 08/24/2006	45,000,000
	Sales Tax Asset Receivable Corp. New York VRDN:
33,905,000	(Eagle 20060066 CL-A) 3.69% due 10/15/2026 (a)	33,905,000
5,280,000	(Putters — Series 565) 3.68% due 10/15/2012 (a)	5,280,000
North Carolina — 0.3%
3,300,000	Halifax County, North Carolina Industrial Facilities & PCR (Westmoreland) DDN 3.74% due 12/01/2019 (a)	3,300,000
4,875,000	North Carolina Eastern Municipal Power Agency & System Rev (Merlots — Series A-22) VRDN 3.69% due 01/01/2024 (a)	4,875,000
	North Carolina Medical Care Community Health Care Facilities Rev DDN:
14,275,000	(Adult Community Services — Series B) 3.67% due 11/15/2009 (a)	14,275,000
23,865,000	(Carol Woods Project) 3.68% due 04/01/2031 (a)	23,865,000
North Dakota — 0.2%
32,015,000	Ward County, North Dakota Health Care Facilities Rev (Trinity Obligation Group — Series A) DDN 3.73% due 07/01/2029 (a)	32,015,000
Ohio — 4.4%
8,000,000	ABN-AMRO Muni Tops — Cincinnati Ohio School District (Series 2003-34) VRDN 3.68% due 12/01/2011 (a)	8,000,000
5,035,000	ABN-AMRO Muni Tops — University of Cincinnati Ohio General Rcpts (Series 2004-04) VRDN 3.68% due 06/01/2012 (a)	5,035,000
4,995,000	ABN-AMRO Muni Tops Certificates Trust (Series 2004-23) VRDN 3.68% due 12/01/2011 (a)	4,995,000
2,135,000	Ashland, Ohio BAN 5.00% due 05/24/2007	2,155,851
5,000,000	Cinncinnati, Ohio City School District (Eagle 2004034 CL-A) VRDN 3.69% due 12/01/2031 (a)	5,000,000
5,000,000	Cleveland-Cuyahoga County, Ohio Port Auth Cultural Facilities Rev (Playhouse Square Foundation Project) VRDN 3.64% due 11/15/2034 (a)	5,000,000

Ohio — (continued)
	Clinton County, Ohio Hospital Rev VRDN:
$9,000,000	(McCullough-Hyde Project — Series B-1) 3.65% due 11/01/2020 (a)	$9,000,000
4,300,000	(Memorial Hospital Project — Series A-1) 3.77% due 08/01/2022 (a)	4,300,000
8,685,000	(Series D-1) 3.71% due 12/01/2015 (a)	8,685,000
5,195,000	Columbus, Ohio City School District (ROCS RR II R 2128) VRDN 3.68% due 12/01/2021 (a)	5,195,000
4,085,000	Cuyahoga County, Ohio Civic Facilities Rev (Center For Families & Children) VRDN 3.71% due 06/01/2024 (a)	4,085,000
9,440,000	Cuyahoga County, Ohio Health Care Facilities Rev (Jennings Center Older Adults) VRDN 3.71% due 11/01/2023 (a)	9,440,000
	Cuyahoga County, Ohio Hospital Rev VRDN:
21,830,000	(Metrohealth System Project) 3.67% due 03/01/2033 (a)	21,830,000
4,800,000	(Sisters Charity Health Systems) 3.67% due 11/01/2030 (a)	4,800,000
1,985,000	Cuyahoga County, Ohio M/F Rev (State Vitus Village Apartments Project) VRDN 3.71% due 06/01/2022 (a)	1,985,000
	Cuyahoga County, Ohio Rev (Cleveland Clinic) DDN:
31,500,000	(Series B-1) 3.73% due 01/01/2039 (a)	31,500,000
12,500,000	(Series B-3) 3.73% due 01/01/2039 (a)	12,500,000
13,100,000	Cuyahoga Falls, Ohio BAN 4.25% due 12/14/2006	13,142,153
4,655,000	Deerfield Township, Ohio Tax Increment Rev (Series B) VRDN 3.67% due 12/01/2022 (a)	4,655,000
	Dover, Ohio Municipal Electric Systems BAN:
2,800,000	4.50% due 01/11/2007	2,813,291
5,500,000	5.00% due 06/06/2007	5,556,055
15,000,000	Eagle Tax-Exempt Trust (Cleveland Water — Series 983501) VRDN 3.69% due 01/01/2025 (a)	15,000,000
22,065,000	Eagle Tax-Exempt Trust (Ohio State Turnpike Rev — Series 983502) VRDN 3.69% due 02/15/2020 (a)	22,065,000
7,825,000	Elyria, Ohio BAN 4.50% due 07/19/2007	7,872,707
7,000,000	Franklin County, Ohio Health Care Facilities Rev (Presbyterian — Series A) VRDN 3.67% due 07/01/2036 (a)	7,000,000
	Franklin County, Ohio Hospital Rev (Children’s Hospital Project) VRDN:
8,050,000	3.65% due 11/01/2025 (a)	8,050,000
10,305,000	3.65% due 11/01/2033 (a)	10,305,000
3,940,000	Franklin County, Ohio M/F Rev Community Housing Network VRDN 3.72% due 03/01/2027 (a)	3,940,000
5,000,000	Geauga County, Ohio BAN 4.00% due 08/29/2006	5,003,721
6,495,000	Geauga County, Ohio Rev (Sisters Of Notre Dame Project) VRDN 3.72% due 08/01/2016 (a)	6,495,000
	Hamilton County, Ohio BAN:
3,000,000	4.50% due 09/15/2006	3,002,710
1,150,000	4.25% due 01/25/2007	1,154,312
2,600,000	Hamilton County, Ohio EDR (The General Protestant) VRDN 3.72% due 12/01/2017 (a)	2,600,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    13

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Ohio — (continued)
	Hamilton County, Ohio Student Housing Rev VRDN:
$11,570,000	(Block 3 Project) 3.72% due 08/01/2036 (a)	$11,570,000
20,305,000	(Stratford Heights Project) 3.72% due 08/01/2036 (a)	20,305,000
7,999,000	Huber Heights, Ohio (Series A) BAN 4.50% due 03/15/2007	8,046,844
7,500,000	Huron County, Ohio Hospital Facilities Rev (Norwalk Area Health System) VRDN 3.66% due 12/01/2027 (a)	7,500,000
9,935,000	Jackson, Ohio Hospital Facilities Rev (Health System Inc. Radianassurance) VRDN 3.67% due 10/01/2029 (a)	9,935,000
3,300,000	Lakewood, Ohio (Series A) BAN 4.50% due 06/14/2007	3,321,811
3,105,000	Licking County, Ohio IDR (Renosol Corp. Project) VRDN 3.80% due 06/01/2030 (a)	3,105,000
4,680,000	Lima, Ohio BAN 4.50% due 05/03/2007	4,705,457
2,370,000	Lorain County, Ohio BAN 4.75% due 06/06/2007	2,389,334
21,500,000	Marysville, Ohio Wastewater Treatment System Rev BAN 4.50% due 12/21/2006	21,590,584
1,500,000	Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN 3.88% due 08/01/2017 (a)	1,500,000
10,520,000	Middleburg Heights, Ohio Hospital Rev (Southwest General Health) VRDN 3.66% due 08/15/2022 (a)	10,520,000
1,200,000	Montgomery County, Ohio EDR (Benjamin & Marin Project — Series A) VRDN 3.72% due 04/01/2011 (a)	1,200,000
44,750,000	Montgomery County, Ohio Rev (Miami Valley Hospital — Series A) DDN 3.68% due 11/15/2022 (a)	44,750,000
	Montogmery County, Ohio Rev (Series 98-B) CP:
50,000,000	3.62% due 08/01/2006	50,000,000
50,000,000	3.70% due 09/07/2006	50,000,000
14,400,000	Municipal Securities Trust Certificate Class A (Ohio State Turnpike Community Rev — Series 104) VRDN 3.70% due 11/14/2017 (a)	14,400,000
8,236,000	New Albany, Ohio BAN 4.50% due 12/14/2006	8,268,381
3,700,000	North Canton, Ohio Water System BAN 4.50% due 02/14/2007	3,721,226
1,300,000	Ohio State Air Quality Development Auth Rev (Cincinnati Gas & Electric — Series B) VRDN 3.85% due 09/01/2030 (a)	1,300,000
3,180,000	Ohio State Bldg Auth (Putters — Series 790) VRDN 3.68% due 10/01/2012 (a)	3,180,000
7,320,000	Ohio State EDR (Goodwill Industrial Miami Valley Project) VRDN 3.67% due 06/01/2023 (a)	7,320,000
5,000,000	Ohio State Higher Educational Facilities Community Rev (University of Ohio) VRDN 3.75% due 06/01/2026 (a)	5,000,000
	Ohio State Higher Educational Facilities Rev VRDN:
3,500,000	(Antioch University) 3.67% due 02/01/2029 (a)	3,500,000
3,890,000	(Ashland University Project) 3.69% due 09/01/2024 (a)	3,890,000

Ohio — (concluded)
$2,650,000	Ohio State (ROCS RR II R 6075) VRDN 3.68% due 05/01/2014 (a)	$2,650,000
3,300,000	Ohio State Solid Waste Rev (Republic Services Inc. Project) VRDN 3.94% due 11/01/2035 (a)	3,300,000
8,000,000	Ohio State Turnpike Rev (Merlots — Series B-05) VRDN 3.69% due 02/15/2024 (a)	8,000,000
5,000,000	Ohio State Water Development Auth PCR VRDN 3.83% due 06/01/2033 (a)	5,000,000
6,865,000	Port Auth Columbiana County, Ohio IDR (Gei of Columbiana Inc. Project) VRDN 3.77% due 06/01/2022 (a)	6,865,000
2,370,000	Princeton, Ohio City School District Municipal Securities Trust Rcpts (Series 50-A) VRDN 3.68% due 12/01/2030 (a)	2,370,000
6,025,000	Richland County, Ohio Rev (Mansfield Area YMCA Project) VRDN 3.72% due 11/01/2019 (a)	6,025,000
5,700,000	Rickenbacker, Ohio Port Auth (ROCS RR II R 591 CE) VRDN 3.69% due 01/01/2032 (a)	5,700,000
8,705,000	Salem, Ohio Civic Facilities Rev (Salem Community Center Inc. Project) VRDN 3.72% due 06/01/2027 (a)	8,705,000
3,445,000	Shaker Heights, Ohio (Urban Renewal) BAN 4.50% due 12/08/2006	3,457,943
	South Lebanon Village, Ohio M/F Rev Housing (Pedcor Investments — Cedars) VRDN:
7,700,000	(Series A) 3.85% due 09/01/2038 (a)	7,700,000
1,100,000	(Series B) 3.70% due 09/01/2038 (a)	1,100,000
15,235,000	Toledo, Ohio (Series 2) BAN 4.50% due 10/26/2006	15,262,395
9,000,000	Trumbull County, Ohio Health Care Facilities Rev (Shepherd Valley Radianassurance) DDN 3.66% due 10/01/2031 (a)	9,000,000
5,240,000	Washington Court House Ohio City School District (Putters — Series 1100) VRDN 3.68% due 06/01/2013 (a)	5,240,000
3,475,000	Willoughby, Ohio IDR (Kennedy Group Inc. Project) VRDN 3.77% due 09/01/2018 (a)	3,475,000
	Wood County, Ohio IDR VRDN:
1,420,000	(GHT Property Management LLC Project) 3.78% due 08/01/2019 (a)	1,420,000
1,695,000	(TL INDS & AMPP Inc. Project) 3.82% due 05/01/2011 (a)	1,695,000
Oklahoma — 0.8%
4,185,000	Cleveland County, Oklahoma Home Loan Auth S/F Mortgage Rev (Series A) FXRDN 3.54% due 04/25/2007	4,185,000
	Comanche County, Oklahoma Home Finance Auth S/F Mortgage Rev (Series A) FXRDN:
20,560,748	5.03% due 10/02/2006	20,560,748
3,584,274	4.05% due 05/01/2007	3,584,274
42,000,000	Morgan Keegan Municipal Products Inc., Oklahoma S/F Mortgage Rev (Floaters — Series A) VRDN 3.74% due 05/01/2009 (a)	42,000,000

14    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Oklahoma — (concluded)
$2,590,000	Oklahoma City, Oklahoma (Putters — Series 743) VRDN 3.68% due 03/01/2013 (a)	$2,590,000
9,000,000	Oklahoma Development Finance Auth Rev (ConocoPhilips Co. Project) FXRDN 3.45% due 12/01/2006	9,000,000
10,000,000	Oklahoma Development Finance Auth Rev (Conoco Project) VRDN 3.74% due 06/01/2037 (a)	10,000,000
15,940,000	Oklahoma Development Finance Auth Rev (Inverness Village — Continuing Care Retirement — Series C) DDN 3.73% due 02/01/2012 (a)	15,940,000
3,254,000	Oklahoma Housing Finance Agency S/F Rev FXRDN
	4.54% due 08/31/2006	3,254,400
2,204,000	4.54% due 09/01/2038	2,204,000
9,000,000	Payne County, Oklahoma EDA Student Housing Rev (Student Project — Series B) VRDN 3.69% due 07/01/2037 (a)	9,000,000
Oregon — 0.8%
10,000,000	ABN-AMRO Muni Tops — Portland Oregon (Series 2001-04) VRDN 3.68% due 06/01/2009 (a)	10,000,000
10,000,000	Clackamas County, Oregon Hospital Facilities Auth Rev (Senior Living Facilities — Mary’s Woods) VRDN 3.66% due 11/01/2029 (a)	10,000,000
8,085,000	Multnomah County, Oregon Hospital Facilities Auth Rev (Holladay Park Plaza Project) DDN 3.70% due 11/15/2033 (a)	8,085,000
3,025,000	Oregon State Development Administrative Services Certificate Partnership (ROCS RR II R 7017) VRDN 3.68% due 11/01/2023 (a)	3,025,000
	Oregon State EDR (Newsprint Co. Project — Series 202) DDN:
21,900,000	(Series 202) 3.74% due 08/01/2025 (a)	21,900,000
18,600,000	(Series 202) 3.74% due 04/01/2026 (a)	18,600,000
18,000,000	(Series 203) 3.74% due 12/01/2026 (a)	18,000,000
7,000,000	Oregon State Facilities Auth Rev (Oregon Episcopal School Projects — Series A) VRDN 3.72% due 10/01/2034 (a)	7,000,000
5,245,000	Oregon State Health Housing Educational & Cultural Facilities Auth (Assumption Village Project — Series A) VRDN 3.66% due 03/01/2033 (a)	5,245,000
7,750,000	Portland, Oregon EDR (Broadway Project — Series A) VRDN 3.66% due 04/01/2035 (a)	7,750,000
	Portland, Oregon Sewer System Rev VRDN:
1,720,000	(Putters — Series 614) 3.68% due 10/01/2012 (a)	1,720,000
10,620,000	(Putters — Series 1343) 3.68% due 12/15/2013 (a)	10,620,000
4,235,000	Tri-City, Oregon Rev (Putters — Series 787) VRDN 3.68% due 03/01/2013 (a)	4,235,000
Pennsylvania — 2.1%
17,260,000	ABN-AMRO Muni Tops — Radnor Pennsylvania School District VRDN 3.68% due 08/15/2013 (a)	17,260,000
7,500,000	Allegheny County, Pennsylvania Hospital Development Auth Rev (University of Pittsburgh Medical Center — Series B-1) VRDN 3.76% due 12/15/2006 (a)	7,500,000

Pennsylvania — (concluded)
	Allegheny County, Pennsylvania IDA Health & Housing Facilities Rev (Longwood) DDN:
$6,410,000	(Series A) 3.68% due 07/01/2027 (a)	$6,410,000
21,105,000	(Series B) 3.68% due 07/01/2027 (a)	21,105,000
14,455,000	Allegheny County, Pennsylvania (Series C-51) VRDN 3.69% due 05/01/2027 (a)	14,455,000
8,000,000	Cumberland County, Pennsylvania Municipal Auth Rev (Wesley Affiliated Services) VRDN 3.66% due 01/01/2038 (a)	8,000,000
5,100,000	Delaware County, Pennsylvania Auth Rev (White House Village Project — Series B) DDN 3.66% due 07/01/2036 (a)	5,100,000
47,000,000	Emmaus, Pennsylvania General Auth Rev (Loan Program — Series A) VRDN 3.67% due 03/01/2030 (a)	47,000,000
7,198,000	Erie County, Pennsylvania Auth Rev (Floaters — Series 820) VRDN 3.68% due 07/01/2022 (a)	7,198,000
18,000,000	Langhorne Manor Boro, Pennsylvania Higher Educational & Health Auth Retirement Community Rev (Wesley Enhanced Living — Series A) DDN 3.68% due 10/01/2032 (a)	18,000,000
4,000,000	Montgomery County, Pennsylvania IDA PCR (Peco — Series B) VRDN 3.68% due 10/01/2034 (a)	4,000,000
	New Garden General Auth Pennsylvania Municipal Rev (Municipal Pooled Financing Program) VRDN:
9,930,000	(Series I) 3.63% due 11/01/2029 (a)	9,930,000
34,425,000	(Series II) 3.63% due 12/01/2033 (a)	34,425,000
	Pennsylvania EDF Auth Facilities Rev VRDN:
13,000,000	(Merck & Co. Inc. West Point Project) 3.71% due 07/01/2031 (a)	13,000,000
8,100,000	(Wastewater Treatment Rev R&M Project — Series A) 3.78% due 10/01/2034 (a)	8,100,000
5,830,000	Pennsylvania State Public School Bldg Auth Lease Rev (Putters — Series 798) VRDN 3.68% due 02/01/2013 (a)	5,830,000
4,255,000	Pennsylvania State (ROCS RR II R 506) VRDN 3.68% due 07/01/2019 (a)	4,255,000
8,430,000	Pennsylvania State Turnpike Community Turnpike Rev (Eagle 20040029 CL-A) VRDN 3.69% due 12/01/2034 (a)	8,430,000
28,505,000	Philadelphia, Pennsylvania Airport Rev (Series C) VRDN 3.73% due 06/15/2025 (a)	28,505,000
6,000,000	Philadelphia, Pennsylvania Gas Works Rev CP 3.63% due 08/28/2006	6,000,000
10,703,000	Philadelphia, Pennsylvania School District (Floaters — Series 496) VRDN 3.68% due 04/01/2027 (a)	10,703,000
18,000,000	Temple University of The Commonwealth System of Higher Education (Pennsylvania University Funding Obligations) BAN 5.00% due 04/26/2007	18,168,177
6,000,000	Westmoreland County, Pennsylvania Municipal Auth Service Rev (Floaters — Series 1248) VRDN 3.68% due 08/15/2028 (a)	6,000,000
Rhode Island — 0.4%
1,735,000	Rhode Island State EDC Airport Rev (Putters — Series 971) VRDN 3.71% due 01/01/2013 (a)	1,735,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    15

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Rhode Island — (concluded)
$3,400,000	Rhode Island State EDC EDR (Immunex Rhode Island Corp. Sewer Project) VRDN 3.70% due 12/01/2023 (a)	$3,400,000
	Rhode Island State IFC IDR VRDN:
1,050,000	(Gardener Specialty — Series A) 3.73% due 05/01/2021 (a)	1,050,000
4,000,000	(Hall Real Estate LLC Project) 3.70% due 02/01/2021 (a)	4,000,000
40,840,000	Rhode Island State Health & Educational Bldg Corp. Rev (Hospital Financing-Care New England — Series A) DDN 3.68% due 09/01/2032 (a)	40,840,000
2,360,000	Rhode Island State Housing & Mortgage Finance Corp. (Smith Bldg Development) VRDN 3.68% due 12/01/2028 (a)	2,360,000
7,830,000	Rhode Island State Providence Plantations Certificate Partnership (Putters — Series 978) VRDN 3.68% due 04/01/2013 (a)	7,830,000
South Carolina — 1.2%
12,100,000	ABN-AMRO Muni Tops — South Carolina (Series 2002-32) VRDN 3.68% due 10/01/2010 (a)	12,100,000
8,300,000	Berkeley County, South Carolina IDR (Nucor Corp. Project) VRDN 3.73% due 04/01/2030 (a)	8,300,000
5,570,000	Columbus, South Carolina Certificate Partnership (Putters — Series 574) VRDN 3.68% due 02/01/2012 (a)	5,570,000
4,100,000	Darlington County, South Carolina IDR (Nucor Corp. Project — Series A) VRDN 3.73% due 08/01/2029 (a)	4,100,000
25,030,000	Eclipse Funding Trust 2006-0064 (Solar Eclipse — South Carolina State Public Service Auth Rev) VRDN 3.67% due 01/01/2014 (a)	25,030,000
	Florence County, South Carolina Solid Waste Disposal & Wastewater Treatment Facilities Rev (Roche Carolina Inc. Project) DDN:
20,850,000	3.72% due 04/01/2026 (a)	20,850,000
11,700,000	3.72% due 04/01/2028 (a)	11,700,000
9,955,000	Greenville County, South Carolina School District Rev (Floaters — Series 1365) VRDN 3.68% due 12/01/2020 (a)	9,955,000
5,230,000	Greenville Hospital System South Carolina Hospital Facilities Rev (ROCS RR II R 2025) VRDN 3.68% due 05/01/2019 (a)	5,230,000
10,200,000	Medical University South Carolina Hospital Auth (Hospital Facilities Rev Certificates — Series A-5) VRDN 3.69% due 08/15/2027 (a)	10,200,000
	South Carolina Jobs EDA EDR VRDN:
4,470,000	(Corematerials Corp. Project) 3.78% due 04/01/2013 (a)	4,470,000
6,250,000	(Holcim US Inc. Project) 3.80% due 12/01/2033 (a)	6,250,000
630,000	(Parkway Products Inc. Project) 3.74% due 11/01/2007 (a)	630,000
2,800,000	(Printing Co. Project) 3.81% due 07/01/2012 (a)	2,800,000
9,750,000	South Carolina Jobs EDA Health Facilities Rev (Episcopal Church Home) VRDN 3.67% due 04/01/2027 (a)	9,750,000

South Carolina — (concluded)
$12,780,000	South Carolina Jobs EDA Hospital Facilities Rev (Sisters of Charity Hospitals) VRDN 3.67% due 11/01/2032 (a)	$12,780,000
2,960,000	South Carolina Jobs EDA Student Housing Rev (Putters — Series 650) VRDN 3.68% due 08/01/2012 (a)	2,960,000
4,535,000	South Carolina State Public Service Auth Rev (ROCS RR II R 6007) VRDN 3.68% due 01/01/2022 (a)	4,535,000
	South Carolina State Transportation Infrastructure Bank Rev VRDN:
7,810,000	(Floaters — Series 1285) 3.68% due 10/01/2033 (a)	7,810,000
5,225,000	(Putters — Series 316) 3.68% due 10/01/2021 (a)	5,225,000
11,100,000	South Carolina State Transportation Infrastructure Bank Rev Municipal Securities Trust Rcpts (SGA 116) DDN 3.70% due 10/01/2027 (a)	11,100,000
South Dakota — 0.2%
30,000,000	South Dakota State Health & Educational Facilities Auth Rev (Rapid City Regional Hospital) DDN 3.68% due 09/01/2027 (a)	30,000,000
6,000,000	South Dakota State Health & Educational Facilities Auth Rev (University Sioux Falls) VRDN 3.73% due 10/01/2034 (a)	6,000,000
Tennessee — 5.3%
	Blount County, Tennessee Public Bldg Auth (Local Government Public Improvement) DDN:
20,000,000	(Series A-1-A) 3.67% due 06/01/2031 (a)	20,000,000
16,070,000	(Series A-1-B) 3.67% due 06/01/2022 (a)	16,070,000
11,475,000	(Series A-1-C) 3.67% due 06/01/2017 (a)	11,475,000
2,520,000	(Series A-1-D) 3.67% due 06/01/2025 (a)	2,520,000
3,700,000	(Series A-1-E) 3.67% due 06/01/2022 (a)	3,700,000
11,175,000	(Series A-2-A) 3.67% due 06/01/2030 (a)	11,175,000
10,000,000	(Series A-2-B) 3.67% due 06/01/2025 (a)	10,000,000
5,100,000	(Series A-2-C) 3.67% due 06/01/2021 (a)	5,100,000
10,000,000	(Series A-2-D) 3.67% due 06/01/2026 (a)	10,000,000
3,200,000	(Series A-3-A) 3.67% due 06/01/2026 (a)	3,200,000
10,000,000	(Series A-5-A) 3.67% due 06/01/2030 (a)	10,000,000
5,630,000	(Series A-5-B) 3.67% due 06/01/2028 (a)	5,630,000
14,300,000	(Series D-1-A) 3.67% due 06/01/2030 (a)	14,300,000
14,000,000	(Series D-1-B) 3.67% due 06/01/2027 (a)	14,000,000
10,000,000	(Series D-1-C) 3.67% due 06/01/2032 (a)	10,000,000
4,925,000	(Series D-1-D) 3.67% due 06/01/2025 (a)	4,925,000
5,000,000	(Series D-1-E) 3.67% due 06/01/2025 (a)	5,000,000
14,020,000	(Series D-2-A) 3.67% due 06/01/2026 (a)	14,020,000
13,650,000	(Series D-5-A) 3.67% due 06/01/2027 (a)	13,650,000
8,200,000	(Series D-5-B) 3.67% due 06/01/2022 (a)	8,200,000
14,800,000	(Series D-6-A) 3.67% due 06/01/2031 (a)	14,800,000
2,000,000	Jackson, Tennessee Health Educational & Housing Facilities Board M/F Rev (Villages Old Hickory Project) FXRDN 4.38% due 12/01/2006	2,000,000
	Knox County, Tennessee Health Educational & Housing Facilities Board Rev VRDN:
6,870,000	(Cookeville Regional Project — Series A-2) 3.77% due 10/01/2026 (a)	6,870,000
2,700,000	(Holston Long Term Care Project) 3.80% due 08/01/2015 (a)	2,700,000

16    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Tennessee — (continued)
$8,000,000	Lewisburg, Tennessee IDB Solid Waste Disposal Rev (Waste Management Inc. Project) VRDN 3.74% due 07/01/2033 (a)	$8,000,000
5,622,500	Memphis, Tennessee (Floaters — Series 1018) VRDN 3.68% due 10/01/2019 (a)	5,622,500
40,505,000	Memphis, Tennessee Electric System Rev (Floaters — Series P-24-U)) VRDN 3.70% due 12/01/2008 (a)	40,505,000
	Memphis, Tennessee Health Educational & Housing Facilities Board Rev (Not-For-Profit M/F Program) VRDN:
2,040,000	3.83% due 07/01/2032 (a)	2,040,000
10,000,000	3.83% due 08/01/2032 (a)	10,000,000
4,395,000	Metropolitan Government Nashville Davidson County, Tennessee Airport Auth Rev (Embraer Aircraft Services Project) VRDN 3.77% due 05/01/2030 (a)	4,395,000
1,980,000	Metropolitan Government Nashville Davidson County, Tennessee District Energy Systems Rev (ROCS RR II R 2072) VRDN 3.68% due 10/01/2022 (a)	1,980,000
	Metropolitan Government Nashville Davidson County, Tennessee IDB Educational Facilities Rev VRDN:
8,950,000	(David Lipscomb University Project) 3.64% due 02/01/2023 (a)	8,950,000
14,000,000	(Franklin Road Academy Project) 3.62% due 10/01/2030 (a)	14,000,000
4,065,000	Metropolitan Government Nashville Davidson County, Tennessee Sports Auth Rev (Putters — Series 543) VRDN 3.68% due 07/01/2012 (a)	4,065,000
72,425,000	Morgan Keegan Municipals Products Inc. Various Trust Rcpts (Tennessee Housing Development Agency S/F Mortgage Rev) VRDN 3.74% due 08/09/2007 (a)	72,425,000
	Sevier County, Tennessee Public Bldg Auth DDN:
36,900,000	(Series IV-1) 3.67% due 06/01/2023 (a)	36,900,000
9,800,000	(Series IV-2) 3.67% due 06/01/2020 (a)	9,800,000
8,000,000	(Series IV-3) 3.67% due 06/01/2025 (a)	8,000,000
8,725,000	(Series IV-A-2) 3.67% due 06/01/2025 (a)	8,725,000
9,000,000	(Series IV-A-3) 3.67% due 06/01/2020 (a)	9,000,000
20,515,000	(Series IV-B-1) 3.67% due 06/01/2020 (a)	20,515,000
10,000,000	(Series IV-B-2) 3.67% due 06/01/2019 (a)	10,000,000
7,000,000	(Series IV-B-3) 3.67% due 06/01/2013 (a)	7,000,000
7,600,000	(Series IV-B-4) 3.67% due 06/01/2025 (a)	7,600,000
10,000,000	(Series IV-B-5) 3.67% due 06/01/2022 (a)	10,000,000
6,465,000	(Series IV-B-6) 3.67% due 06/01/2020 (a)	6,465,000
4,590,000	(Series IV-B-10) 3.67% due 06/01/2023 (a)	4,590,000
11,800,000	(Series IV-D-2) 3.67% due 06/01/2025 (a)	11,800,000
5,330,000	(Series IV-E-2) 3.67% due 06/01/2021 (a)	5,330,000
5,000,000	(Series IV-F-3) 3.67% due 06/01/2021 (a)	5,000,000
10,000,000	(Series IV-G-1) 3.67% due 06/01/2026 (a)	10,000,000
9,100,000	(Series IV-G-2) 3.67% due 06/01/2022 (a)	9,100,000
7,500,000	(Series IV-G-3) 3.67% due 06/01/2022 (a)	7,500,000
9,200,000	(Series IV-H-1) 3.67% due 06/01/2025 (a)	9,200,000
5,050,000	(Series IV-H-2) 3.67% due 06/01/2027 (a)	5,050,000
10,000,000	(Series IV-I-1) 3.67% due 06/01/2032 (a)	10,000,000
4,555,000	(Series IV-I-3) 3.67% due 06/01/2015 (a)	4,555,000
18,000,000	(Series IV-J-1) 3.67% due 06/01/2028 (a)	18,000,000
2,050,000	(Series VI-F-1) 3.67% due 06/01/2035 (a)	2,050,000

Tennessee — (concluded)
$10,000,000	Shelby County, Tennessee CP 3.60% due 09/05/2006	$10,000,000
21,800,000	Shelby County, Tennessee Health Educational & Housing Facilities Board Rev M/F Housing VRDN 3.71% due 07/01/2024 (a)	21,800,000
25,000,000	Shelby County, Tennessee Public School (Series B) VRDN 3.62% due 03/01/2031 (a)	25,000,000
4,620,000	Shelby County, Tennessee (ROCS RR II R 3023) VRDN 3.68% due 04/01/2020 (a)	4,620,000
5,300,000	Sullivan County, Tennessee IDB Rev (Microporous Products) VRDN 3.76% due 11/01/2019 (a)	5,300,000
3,000,000	Sumner County, Tennessee VRDN 3.63% due 06/01/2008 (a)	3,000,000
77,700,000	Tennergy Corp. Tennessee Gas Rev (Putters — Series 1258-Q) VRDN 3.70% due 11/01/2013 (a)	77,700,000
28,980,000	Tennessee Housing Development Agency S/F Mortgage Rev FXRDN 5.15% due 08/10/2006	28,980,000
Texas — 13.8%
20,000,000	ABN-AMRO Muni Tops — Dallas, Texas Waterworks & Sewer Systems Rev (Series 1998-19) VRDN 3.69% due 07/04/2007 (a)	20,000,000
9,510,000	ABN-AMRO Muni Tops — Keller, Texas Independent School District (Series 2001-26) VRDN 3.68% due 07/01/2009 (a)	9,510,000
9,000,000	ABN-AMRO Muni Tops — San Antonio, Texas Electric & Gas Rev (Series 1998-22) VRDN 3.69% due 01/02/2007 (a)	9,000,000
24,884,000	ABN-AMRO Muni Tops — Texas A&M University Rev (Series 1999-5) VRDN 3.66% due 12/06/2006 (a)	24,884,000
4,685,000	Alvin, Texas Independent School District (Putters — Series 1021) VRDN 3.68% due 02/15/2013 (a)	4,685,000
11,400,000	Austin, Texas Electric Utility Systems Rev (ROCS RR II R 6080) VRDN 3.68% due 11/15/2026 (a)	11,400,000
	Austin, Texas Water & Wastewater System Rev VRDN:
3,000,000	(Floaters — Series 1281) 3.68% due 05/15/2035 (a)	3,000,000
3,050,000	(Putters — Series 1319) 3.68% due 11/15/2013 (a)	3,050,000
9,985,000	(Merlots — Series B-27) 3.69% due 11/15/2026 (a)	9,985,000
76,000,000	Bell County, Texas Health Facilities Development Corp. Rev (Scott & White Member Hospital — Series 2001-2) DDN 3.68% due 08/15/2031 (a)	76,000,000
4,815,000	Bexar County, Texas (Putters — Series 537) VRDN 3.68% due 06/15/2011 (a)	4,815,000
9,155,000	Bexar County, Texas Housing Finance Corp. M/F Housing Rev (ROCS RR II R 599) VRDN 3.69% due 06/01/2041 (a)	9,155,000
17,000,000	Brazos River Auth Texas PCR (Series A) VRDN 3.73% due 10/01/2030 (a)	17,000,000
20,000,000	Brazos River, Texas Harbor Navigator District (BASF Corp. Project) VRDN 3.87% due 04/01/2037 (a)	20,000,000
	Brazos River, Texas Harbor Navigator District (Brazoria County Environmental Facilities Rev Dow Chemical — Series A-2) DDN:
6,600,000	3.76% due 05/15/2033 (a)	6,600,000
5,300,000	3.84% due 05/15/2033 (a)	5,300,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    17

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Texas — (continued)
$6,770,000	Brownsville, Texas Independent School District (Putters — Series 1059) VRDN 3.68% due 08/15/2013 (a)	$6,770,000
21,250,000	Brownsville, Texas Utility System Rev CP 3.60% due 09/05/2006	21,250,000
8,400,000	Brownsville, Texas Utility System Rev (ROCS RR II R 4074) VRDN 3.68% due 09/01/2024 (a)	8,400,000
5,645,000	Cameron County, Texas (Putters — Series 1028) VRDN 3.68% due 02/15/2013 (a)	5,645,000
9,900,000	Central Texas Housing Finance Corp. S/F Mortgage Rev (Series A) VRDN 5.03% due 07/03/2006 (a)	9,900,000
2,570,000	Comal, Texas Independent School District (Putters — Series 756) VRDN 5.03% due 10/02/2006 (a)	2,570,000
3,765,000	Corpus Christi, Texas Utility System Rev (ROCS RR II R 2149) VRDN 3.68% due 07/15/2024 (a)	3,765,000
	Dallas Fort Worth, Texas International Airport Rev VRDN:
8,400,000	(Eagle 20030020 CL-A) 3.73% due 11/01/2032 (a)	8,400,000
2,745,000	(Floaters — Series 824) 3.71% due 11/01/2015 (a)	2,745,000
4,545,000	(Merlots — Series A-13) 3.74% due 11/01/2011 (a)	4,545,000
	Dallas, Texas Area Rapid Transportation Sales Tax Rev (Senior Sub Lien — Series 2001) CP:
10,700,000	3.63% due 08/08/2006	10,700,000
26,000,000	3.70% due 09/07/2006	26,000,000
25,000,000	3.72% due 09/08/2006	25,000,000
	Dallas, Texas Independent School District VRDN:
3,245,000	(Floaters — Series 1073) 3.68% due 02/15/2021 (a)	3,245,000
4,475,000	(ROCS RR II R 6038) 3.68% due 08/15/2024 (a)	4,475,000
3,475,000	(ROCS RR II R 6069) 3.68% due 08/15/2024 (a)	3,475,000
	Dallas, Texas Waterworks & Sewer System Rev VRDN:
22,295,000	(Eagle 20060109 CL-A) 3.69% due 10/01/2035 (a)	22,295,000
18,657,000	(Series B) 3.70% die 09/08/2006 (a)	18,657,000
5,090,000	Denton County, Texas (Putters — Series 675) VRDN 3.68% due 07/15/2010 (a)	5,090,000
	Denton, Texas Independent School District VRDN:
4,067,500	(Floaters — Series 951) 3.68% due 08/15/2033 (a)	4,067,500
3,000,000	(Series 2005-A) 3.70% due 08/01/2035 (a)	3,000,000
13,350,000	Dickinson, Texas Independent School District Municipal Securities Trust Rcpts (Series SGA-94) DDN 3.70% due 02/15/2028 (a)	13,350,000
6,000,000	Eagle Mountain & Saginaw, Texas School District Municipal Securities Trust Rcpts (Series — SGA-141) VRDN 3.68% due 08/01/2030 (a)	6,000,000
12,000,000	Eagle Tax-Exempt Trust — Texas State Turnpike Auth (Series 02-6004) VRDN 3.69% due 08/15/2042 (a)	12,000,000
14,500,000	Eclipse Funding Trust 2006-0020 (Solar Eclipse — Humble, Texas Independent School District) VRDN 3.67% due 02/15/2030 (a)	14,500,000
6,500,000	Eclipse Funding Trust 2006-0032 (Solar Eclipse — EL Paso County, Texas Hospital District) VRDN 3.67% due 08/15/2035 (a)	6,500,000
6,685,000	Eclipse Funding Trust 2006-0036 (Solar Eclipse — Comal, Texas Independent School District) VRDN 3.67% due 02/01/2033 (a)	6,685,000

Texas — (continued)
$13,975,000	Eclipse Funding Trust 2006-0040 (Solar Eclipse — Harris County, Texas) VRDN 3.67% due 08/15/2012 (a)	$13,975,000
13,500,000	Eclipse Funding Trust 2006-0060 (Solar Eclipse — Dallas, Texas) VRDN 3.67% due 10/01/2013 (a)	13,500,000
3,610,000	El Paso, Texas (Putters — Series 1042) VRDN 3.68% due 05/15/2013 (a)	3,610,000
3,250,000	Fort Bend County, Texas IDC IDR (Aaton Rents Inc. Project) VRDN 3.81% due 01/01/2026 (a)	3,250,000
	Galena Park, Texas Independent School District VRDN:
6,765,000	(ROCS RR II R 2198) 3.68% due 08/15/2021 (a)	6,765,000
6,760,000	(ROCS RR II R 7523) 3.68% due 08/15/2021 (a)	6,760,000
2,800,000	Gulf Coast Waste Disposal Auth Texas Environmental Facilities Rev (Air Products Project) VRDN 3.74% due 12/01/2039 (a)	2,800,000
	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Air Products Project) VRDN:
17,000,000	3.74% due 06/01/2034 (a)	17,000,000
12,500,000	3.74% due 03/01/2035 (a)	12,500,000
	Gult Coast Waste Disposal Auth Texas PCR (Amoco Oil Co.) DDN:
22,300,000	3.72% due 05/01/2023 (a)	22,300,000
46,100,000	3.72% due 08/01/2023 (a)	46,100,000
9,400,000	Gulf Coast Waste Disposal Auth Texas Solid Waste Disposal Rev (Waste Management Texas — Series A) VRDN 3.68% due 04/01/2019 (a)	9,400,000
	Harris County, Texas GO CP:
39,750,000	(Series C) 3.62% due 08/15/2006	39,750,000
15,781,000	(Series D) 3.58% due 08/10/2006	15,781,000
60,000,000	Harris County, Texas IDC Solid Waste Disposal Rev (Deer Park Refining Project) DDN 3.81% due 02/01/2023 (a)	60,000,000
16,000,000	Harris County, Texas Sales Tax Rev CP 3.63% due 09/06/2006	16,000,000
	Harris County, Texas Sports Auth Special Rev (Series Z-3) VRDN:
585,000	3.71% due 09/28/2025 (a)	585,000
14,095,000	3.71% due 11/15/2025 (a)	14,095,000
	Harris County, Texas VRDN:
5,575,000	(Eagle 20026012 CL-A) 3.69% due 08/15/2033 (a)	5,575,000
4,000,000	(Eagle 200600002 CL-A) 3.69% due 08/15/2030 (a)	4,000,000
5,645,000	(Putters — Series 1099) 3.68% due 08/15/2009 (a)	5,645,000
5,350,000	Houston, Texas Independent School District (Putters — Series 1060) VRDN 3.68% due 08/15/2014 (a)	5,350,000
29,500,000	Houston, Texas Independent School District (Schoolhouse) FXRDN 3.63% due 06/15/2006	29,500,000
6,305,000	Houston, Texas (Putters — Series 1151) VRDN 3.68% due 03/01/2013 (a)	6,305,000
	Houston, Texas Utility System Rev VRDN:
6,455,000	(Putters — Series 669) 3.68% due 05/15/2012 (a)	6,455,000
8,810,000	(ROCS RR II R 537) 3.68% due 05/15/2028 (a)	8,810,000
6,590,000	(Series A) 3.68% due 05/25/2012 (a)	6,590,000
	Houston, Texas Water & Sewer System Rev (Series A) CP:
20,000,000	3.70% due 09/06/2006	20,000,000
30,000,000	3.70% due 09/07/2006	30,000,000
15,000,000	3.63% due 10/02/2006	15,000,000

18    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Texas — (continued)
$11,875,000	Humble, Texas Independent School District (ROCS RR II R 7007) VRDN 3.68% due 02/15/2025 (a)	$11,875,000
4,195,000	Hutto, Texas Independent School District (ROCS RR II R 436) VRDN 3.68% due 08/01/2037 (a)	4,195,000
5,055,000	Irving, Texas Independent School District (Putters — Series 782) VRDN 3.68% due 02/15/2013 (a)	5,055,000
6,200,000	Jewett, Texas EDC IDR (Nucor Corp. Project) VRDN 3.73% due 08/01/2038 (a)	6,200,000
33,700,000	Keller, Texas Independent School District Municipal Securities Trust Rcpts (SGA 111) VRDN 3.70% due 08/15/2030 (a)	33,700,000
7,165,000	Killeen, Texas Waterworks & Sewer Rev (Putters — Series 542) VRDN 3.68% due 08/15/2011 (a)	7,165,000
6,025,000	Lancaster, Texas Independent School District (Floaters — Series 1300) VRDN 3.68% due 02/15/2034 (a)	6,025,000
7,650,000	Liberty Hill, Texas Independent School District (Floaters — Series A) VRDN 3.68% due 01/27/2014 (a)	7,650,000
800,000	Longview, Texas Independent Corp. Rev (Collins Industry Inc. Project) VRDN 3.70% due 04/01/2009 (a)	800,000
	Lower Colorado River, Texas Auth CP:
9,100,000	3.60% due 08/07/2006	9,100,000
11,700,000	3.60% due 09/07/2006	11,700,000
9,200,000	(Series A) 3.60% due 09/07/2006	9,200,000
3,270,000	Lower Colorado River Auth Texas Transmission Contract Rev (Putters — Series 623) VRDN 3.68% due 11/15/2009 (a)	3,270,000
1,990,000	Mansfield, Texas Independent School District (Putters — Series 704) VRDN 3.68% due 02/15/2013 (a)	1,990,000
2,800,000	Mesquite, Texas Independent Development Corp. Rev (Morrison Products) VRDN 3.71% due 01/10/2010 (a)	2,800,000
610,000	Montgomery County, Texas IDC IDR (Sawyer Research Products Inc.) VRDN 3.82% due 02/04/2015 (a)	610,000
4,245,000	Montgomery County, Texas (ROCS RR II R 6092) VRDN 3.68% due 03/01/2026 (a)	4,245,000
11,940,000	Municipal Securities Trust Certificate (Houston Independent School District) VRDN 3.74% due 01/09/2014 (a)	11,940,000
	Municipal Securities Trust Certificate Class A VRDN:
13,460,000	(Series 105) 3.70% due 06/08/2020 (a)	13,460,000
8,015,000	(Series 2001-13) 3.70% due 05/09/2017 (a)	8,015,000
35,735,000	(Series 2001-123) 3.70% due 02/24/2009 (a)	35,735,000
9,725,000	(Series 2001-141) 3.70% due 03/08/2017 (a)	9,725,000
	Municipal Securities Trust Certificates Class A (Houston, Texas Water — Series 2001-111) DDN:
12,780,000	3.70% due 05/07/2019 (a)	12,780,000
6,000,000	3.70% due 05/17/2019 (a)	6,000,000
3,700,000	North Center Texas Health Facilities Development Corp. Rev (Methodist Hospitals Dallas — Series B) DDN 3.66% due 10/01/2015 (a)	3,700,000

Texas — (continued)
$17,700,000	North Center Texas Health Facilities Development Corp. Hospital Rev (Baylor Health Care System Project — Series A) VRDN 3.67% due 08/15/2013 (a)	$17,700,000
37,000,000	North Center Texas Health Facilities (Methodist Hospital — Series 98) CP 3.60% due 09/05/2006	37,000,000
6,330,000	North East Independent School District Texas (Putters — Series 390) VRDN 3.68% due 02/01/2012 (a)	6,330,000
7,345,000	North Texas Municipal Water System Rev (ROCS RR II R 6074) VRDN 3.68% due 09/01/2026 (a)	7,345,000
	North Texas Turnway Auth Dallas (North Turnways System Rev) VRDN:
9,900,000	(Eagle 20060028 CL-A) 3.69% due 01/01/2040 (a)	9,900,000
11,800,000	(Eagle 7200500025 CL-A) 3.69% due 01/01/2035 (a)	11,800,000
2,435,000	Northside, Texas Independent School District (ROCS RR II R 6071) VRDN 3.68% due 02/15/2025 (a)	2,435,000
	Nueces River, Texas IDA PCR (San Miguel Electric Corp.) CP:
30,100,000	3.55% due 08/08/2006	30,100,000
32,100,000	3.60% due 08/21/2006	32,100,000
15,000,000	3.63% due 08/21/2006	15,000,000
5,585,000	Pasadena, Texas (Putters — Series 1037) VRDN 3.68% due 02/15/2013 (a)	5,585,000
2,975,000	Pflugerville, Texas (Putters — Series 594) VRDN 3.68% due 08/01/2023 (a)	2,975,000
7,358,000	Pflugerville, Texas Independent School District (Floaters — Series 1058) VRDN 3.68% due 08/15/2018 (a)	7,358,000
	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) VRDN:
20,000,000	(Air Products & Chemicals Project) 3.74% due 04/01/2035 (a)	20,000,000
22,500,000	(Air Products & Chemicals Project) 3.74% due 04/01/2037 (a)	22,500,000
10,000,000	(Atofina Project — Series B) 3.70% due 05/01/2038 (a)	10,000,000
15,000,000	(BASF Corp. Project — Series A) 3.70% due 05/01/2038 (a)	15,000,000
22,035,000	(Motiva Enterprises Project) 3.73% due 12/01/2027 (a)	22,035,000
48,000,000	Port Arthur, Texas Naval District IDC Exempt Facilities Rev (Air Products & Chemicals Project) DDN 3.77% due 02/01/2041 (a)	48,000,000
	Port Corpus Christi Auth Texas (Nueces County Solid Waste Disposal Rev — Flint Hills Resources) VRDN:
3,000,000	4.10% due 01/01/2030 (a)	3,000,000
25,000,000	(Series A) 4.10% due 07/01/2029 (a)	25,000,000
20,000,000	Red River Educational Finance Corp. Texas Rev VRDN 3.65% due 03/15/2035 (a)	20,000,000
4,555,000	Richardson, Texas (Putters — Series 872) VRDN 3.68% due 02/15/2013 (a)	4,555,000
12,000,000	San Antonio, Texas Educational Facilities Corp. Rev (Trinity University) DDN 3.68% due 06/01/2033 (a)	12,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    19

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Texas — (continued)
$5,800,000	San Antonio, Texas Electric & Gas Rev (ROCS RR II R 6064) VRDN 3.68% due 02/01/2023 (a)	$5,800,000
5,165,000	San Antonio, Texas Municipal Drain Utility System Rev (ROCS RR II R 553) VRDN 3.68% due 02/01/2026 (a)	5,165,000
34,550,000	San Antonio, Texas Water Rev (Eagle 720053010 CL-A) VRDN 3.69% due 05/15/2036 (a)	34,550,000
9,000,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev FXRDN 3.60% due 02/16/2007	9,000,000
7,790,000	Southeast, Texas Housing Finance Corp. S/F Mortgage Rev (Floaters — Series 1270) VRDN 3.71% due 03/01/2007 (a)	7,790,000
15,655,000	Tarrant County, Texas Health Facilities Development Corp. Rev (Cumberland Rest Project) DDN 3.70% due 08/15/2032 (a)	15,655,000
36,145,000	Texas State Affordable Housing Corp. M/F Housing Rev (Floaters — Series 11) VRDN 3.68% due 03/01/2032 (a)	36,145,000
	Texas State Department Housing & Community Affairs S/F Rev VRDN:
2,590,000	(Merlots — Series A-58) 3.74% due 09/01/2028 (a)	2,590,000
50,000,000	(Series A) 3.67% due 09/01/2036 (a)	50,000,000
33,300,000	Texas State Department Transportation State Highway Federal Rev CP 3.55% due 08/07/2006	33,300,000
	Texas State Municipal Power Agency Rev CP:
32,500,000	3.58% due 08/02/2006	32,500,000
22,710,000	3.70% due 10/10/2006	22,710,000
5,000,000	Texas State Municipal Power Agency Rev (Putters — Series 1322) VRDN 3.68% due 03/01/2014 (a)	5,000,000
11,435,000	Texas State Municipal Securities Trust Rcpts (Series SGA-92) DDN 3.70% due 08/01/2029 (a)	11,435,000
5,800,000	Texas State Municipal Securities Trust Rcpts (Series SGB-58-A) VRDN 3.68% due 04/01/2035 (a)	5,800,000
12,300,000	Texas State Public Finance Auth GO CP 3.65% due 09/12/2006	12,300,000
114,000,000	Texas State TRAN 4.50% due 08/31/2006	114,133,916
8,515,000	Texas State Turnpike Auth System Rev (Floaters — Series 1407) VRDN 3.68% due 08/15/2042 (a)	8,515,000
6,000,000	Texas State Veterans Housing (Fund II — Series A) VRDN 3.68% due 06/01/2033 (a)	6,000,000
	Texas State VRDN:
22,000,000	(College Student Loan) 3.93% due 02/01/2009 (a)	22,000,000
20,520,000	(College Student Loan) 3.93% due 02/01/2011 (a)	20,520,000
5,080,000	(Eagle 720050055 CL-A) 3.69% due 04/01/2030 (a)	5,080,000
3,310,000	(Putters — Series 1016) 3.68% due 04/01/2013 (a)	3,310,000
6,025,000	(ROCS RR II R 4020) 3.68% due 10/01/2022 (a)	6,025,000
11,050,000	Travis County, Texas (Floaters — Series 27-TP) VRDN 3.68% due 03/01/2026 (a)	11,050,000
6,500,000	Travis County, Texas Housing Finance Corp. S/F Mortgage Rev (Series 2001- 1-I-1) FXRDN 4.23% due 05/01/2007	6,500,000
6,270,000	Trinity River Auth Texas Solid Waste Disposal Rev (Community Waste Disposal Project) VRDN 3.70% due 05/01/2021 (a)	6,270,000

Texas — (concluded)
$4,000,000	University of North Texas Rev VRDN 3.68% due 04/15/2034 (a)	$4,000,000
6,690,000	University of Texas, University Rev VRDN 3.68% due 07/01/2033 (a)	6,690,000
	Upper Trinity Regional Water District Texas Water Rev VRDN:
9,235,000	(Merlots — Series D-10) 3.69% due 08/01/2026 (a)	9,235,000
2,875,000	(Putters — Series 579) 3.68% due 08/01/2012 (a)	2,875,000
5,187,500	Victoria County, Texas Hospital Rev (Floaters — Series 959) VRDN 3.84% due 01/01/2016 (a)	5,187,500
Utah — 1.9%
3,530,000	Cache County, Utah School District (ROCS RR II R 586) VRDN 3.74% due 06/15/2015 (a)	3,530,000
9,975,000	Central Utah Water Conservancy District (Series F) VRDN 3.67% due 04/01/2027 (a)	9,975,000
116,090,000	Emery County, Utah PCR (Pacificorp Projects) DDN 3.68% due 11/01/2024 (a)	116,090,000
2,125,000	Logan City, Utah Rev (Integrated System Inc. — Series A) VRDN 3.81% due 06/01/2014 (a)	2,125,000
65,600,000	Murray City, Utah Hospital Rev (Health Services Inc. — Series C) DDN 3.68% due 05/15/2036 (a)	65,600,000
5,775,000	Utah Transportation Auth Sales Tax Rev (Putters — Series 1107) VRDN 3.68% due 06/15/2013 (a)	5,775,000
	Utah Water Finance Agency Rev VRDN:
12,100,000	(Series A-4) 3.72% due 07/01/2029 (a)	12,100,000
7,450,000	(Series A-5) 3.72% due 10/01/2027 (a)	7,450,000
13,150,000	(Series A-6) 3.72% due 10/01/2030 (a)	13,150,000
12,000,000	(Series A-8) 3.72% due 07/01/2032 (a)	12,000,000
9,000,000	(Series A-9) 3.72% due 07/01/2034 (a)	9,000,000
12,400,000	(Series A-11) 3.72% due 07/01/2031 (a)	12,400,000
13,100,000	(Series A-12) 3.71% due 10/01/2035 (a)	13,100,000
Vermont — 0.1%
6,800,000	University of Vermont & State Agricultural College (Floaters — Series 1357) VRDN 3.68% due 10/01/2040 (a)	6,800,000
5,800,000	Vermont Educational & Health Bldg Finance Agency Rev (Middlebury College Project — Series A) FXRDN 3.16% due 11/01/2006	5,800,000
8,895,000	Vermont State Student Assistance Corp. (Student Loan Rev) VRDN 3.76% due 01/01/2008 (a)	8,895,000
Virginia — 1.0%
7,000,000	Charles City County, Virginia EDA Solid Waste Disposal Rev (Waste Management Inc. Project — Series A) VRDN 3.68% due 02/01/2029 (a)	7,000,000
3,395,000	Hampton, Virginia IDA Exempt Facilities Rev (USA Waste of Virginia Landfills) VRDN 3.71% due 04/01/2013 (a)	3,395,000
16,710,000	Lexington, Virginia IDA Hospital Facilities Rev (Merlots — Series E-01) VRDN 3.71% due 07/01/2030 (a)	16,710,000
2,250,000	Loudoun County, Virginia Water & Sewer Rev (ROCS RR II R 6511) VRDN 3.68% due 01/01/2024 (a)	2,250,000

20    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

Virginia — (concluded)
	Morgan Keegan Municipal Products Inc. (Various Trust Rcpts — Housing Development Auth) VRDN:
$6,755,000	(Series D) 3.74% due 12/01/2010 (a)	$6,755,000
11,500,000	(Series E) 3.68% due 12/01/2010 (a)	11,500,000
10,000,000	Municipal Securities Trust Certificate Class A (Series 2001-159) VRDN 3.70% due 03/19/2015 (a)	10,000,000
74,300,000	Norfolk, Virginia IDA Pool Finance (Sentara Health System Group) CP 3.68% due 08/10/2006	74,300,000
3,170,000	Portsmouth, Virginia (ROCS RR II R 6054) VRDN 3.68% due 04/01/2021 (a)	3,170,000
11,385,000	Suffolk, Virginia IDA Residential Care Facilities Rev (Lake Prince Center Project) VRDN 3.80% due 10/01/2031 (a)	11,385,000
Washington — 2.8%
3,050,000	Bellevue, Washington (Eagle 20041011 CL-A) VRDN 3.69% due 12/01/2043 (a)	3,050,000
4,480,000	Central Puget Sound Washington Regional Auth Sales & Use Tax Rev (Putters — Series 755) VRDN 3.68% due 11/01/2012 (a)	4,480,000
	Clark County, Washington Public Utility District VRDN:
10,900,000	(Merlots — Series A-03) 3.69% due 01/01/2010 (a)	10,900,000
5,000,000	(Merlots — Series A-116) 3.35% due 01/01/2020 (a)	5,000,000
5,525,000	Clark County, Washington (Putters — Series 540) VRDN 3.84% due 06/01/2012 (a)	5,525,000
26,745,000	Eagle Tax-Exempt Trust — Port of Seattle, Washington Passenger Facility Charge (Series 984705) VRDN 3.69% due 12/01/2019 (a)	26,745,000
11,220,000	Eclipse Funding Trust 2006-0009 (Solar Eclipse — Washington State) VRDN 3.67% due 01/01/2030 (a)	11,220,000
	Goat Hill Property, Washington Lease Rev VRDN:
4,780,000	(Putters — Series 705) 3.68% due 12/01/2012 (a)	4,780,000
1,330,000	(ROCS RR II R 2173) 3.68% due 12/01/2023 (a)	1,330,000
3,485,000	Grant County, Washington Public Utility District Rev (ROCS RR II R 2039) VRDN 3.68% due 01/01/2019 (a)	3,485,000
16,700,000	King County, Washington Sewer Rev (Series A) VRDN 3.65% due 09/12/2006 (a)	16,700,000
	King County, Washington VRDN:
5,640,000	(Putters — Series 1015) 3.68% due 06/01/2013 (a)	5,640,000
6,205,000	(ROCS RR II R 2119) 3.68% due 06/01/2021 (a)	6,205,000
23,600,000	Municipal Securities Trust Certificate Class A (Washington State Motor Vehicle Fuel Sales Tax Rev — Series 2001-112) DDN 3.70% due 01/07/2021 (a)	23,600,000
14,555,000	Municipal Securities Trust Certificate (Washington State Motor Vehicle Fuel — Series 2001-112) DDN 3.74% due 09/04/2014 (a)	14,555,000
	Pierce County, Washington School District VRDN:
2,995,000	(Floaters — Series 1116) 3.68% due 12/01/2023 (a)	2,995,000
5,190,000	(Merlots — Series D-09) 3.69% due 12/01/2024 (a)	5,190,000
6,415,000	(Putters — Series 950) 3.47% due 06/01/2013 (a)	6,415,000
10,975,000	Port Seattle, Washington Rev (ROCS RR II R 7015) VRDN 3.68% due 03/01/2022 (a)	10,975,000
5,630,000	Port Tacoma, Washington Rev (Merlots — Series 123) VRDN 3.89% due 12/01/2008 (a)	5,630,000

Washington — (continued)
	Seattle, Washington Housing Auth Rev VRDN:
$2,420,000	(Newholly Project — Phase III) 3.71% due 12/01/2034 (a)	$2,420,000
3,065,000	(Wedfewood Estates Project) 3.71% due 09/01/2036 (a)	3,065,000
9,680,000	Seattle, Washington Municipal Light & Power Rev (Municipal Securities Trust Rcpts — Series SGA-85) DDN 3.70% due 10/01/2023 (a)	9,680,000
	Seattle, Washington Municipal Light & Power Rev VRDN:
28,275,000	(Merlots — Series A-56) 3.69% due 03/01/2015 (a)	28,275,000
6,730,000	(Putters — Series 668) 3.68% due 08/01/2012 (a)	6,730,000
18,500,000	Snohomish County, Washington Public Utility District (Electric Rev Municipal Securities Trust Rcpts — SGA-124) DDN 3.70% due 12/01/2024 (a)	18,500,000
	Snohomish County, Washington Public Utility District VRDN:
5,200,000	(ROCS RR II R 6031) 3.68% due 12/01/2023 (a)	5,200,000
7,420,000	(ROCS RR II R 6055) 3.68% due 12/01/2022 (a)	7,420,000
5,715,000	Washington State Floating Certificate Trust — Austin Trust (Series 2002-C) GO VRDN 3.72% due 07/01/2023 (a)	5,715,000
	Washington State VRDN:
15,405,000	(Floaters — Series 23) 3.69% due 01/01/2008 (a)	15,405,000
15,985,000	(Floaters — Series 389) 3.68% due 07/01/2018 (a)	15,985,000
2,997,500	(Floaters — Series 1335) 3.68% due 01/01/2030 (a)	2,997,500
6,285,000	(Merlots — Series A-101) 3.69% due 07/01/2019 (a)	6,285,000
12,500,000	(Merlots — Series B-09) 3.69% due 07/01/2023 (a)	12,500,000
6,755,000	(Putters — Series 748) 3.68% due 01/01/2013 (a)	6,755,000
8,605,000	(ROCS RR II R 4077) 3.68% due 07/01/2024 (a)	8,605,000
5,650,000	Washington State EDF Auth Lease Rev (Merlots — Series D-08) VRDN 3.69% due 06/01/2025 (a)	5,650,000
	Washington State EDR Auth Solid Waste Disposal Rev (Waste Management Inc. Project — Series D) VRDN:
9,000,000	3.68% due 11/01/2017 (a)	9,000,000
4,000,000	3.68% due 07/01/2027 (a)	4,000,000
8,750,000	Washington State EDR EDR (Mount Ainstar Resort — Series C) DDN 3.78% due 10/01/2023 (a)	8,750,000
9,000,000	Washington State Health Care Facilities Auth Rev (ROCS RR II R 510 CE) VRDN 3.70% due 07/01/2038 (a)	9,000,000
10,620,000	Washington State Housing Finance Community M/F Housing Rev (Country Club Apartments — Series A) DDN 3.77% due 08/01/2032 (a)	10,620,000
10,395,000	Washington State Housing Finance Community M/F Housing Rev (Merrill Gardens Renton — Series A) VRDN 3.73% due 12/01/2040 (a)	10,395,000
4,500,000	Washington State Housing Finance Community (Putters — Series 1335) VRDN 3.71% due 12/01/2009 (a)	4,500,000
24,000,000	Washington State Housing Finance Community Nonprofit Rev (Wesley Homes Project — Series A) DDN 3.73% due 01/01/2036 (a)	24,000,000
6,000,000	Washington State University Rev (ROCS RR II R 595) VRDN 3.70% due 10/01/2031 (a)	6,000,000

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    21

Master Institutional Tax-Exempt Fund
Schedule of Investments (continued)

Face Amount	Issue	Value

West Virginia — 0.3%
$2,350,000	Cabell County, West Virginia Bldg Community Rev (Pressley Ridge Schools Project) VRDN 3.72% due 08/01/2022 (a)	$2,350,000
15,500,000	Putnam County, West Virginia Solid Waste Disposal Rev (Toyota Motor Manufacturing Project — Series A) VRDN 3.70% due 04/01/2030 (a)	15,500,000
10,935,000	West Virginia State Hospital Finance Auth Rev (Pallottine Health — Series A-1) VRDN 3.65% due 10/01/2033 (a)	10,935,000
4,985,000	West Virginia State (Putters — Series 1114) VRDN 3.68% due 06/01/2013 (a)	4,985,000
3,860,000	West Virginia University Rev (Merlots — Series A-15) VRDN 3.69% due 04/01/2028 (a)	3,860,000
4,600,000	West Virginia State Water Development Auth Rev (Floaters — Series 1360) VRDN 3.68% due 11/01/2035 (a)	4,600,000
Wisconsin — 4.8%
18,985,000	ABN-AMRO Muni Tops 2001-32 — Wisconsin State VRDN 3.69% due 05/01/2022 (a)	18,985,000
15,000,000	Appleton, Wisconsin Redevelopment Auth Rev (Cities Per Arts — Series B) VRDN 3.68% due 06/01/2036 (a)	15,000,000
10,290,000	Eclipse Funding Trust 2006-0069 (Solar Eclipse — Wisconsin State Public Power Supply) VRDN 3.67% due 07/01/2035 (a)	10,290,000
400,000	Janesville, Wisconsin IDR (Lamson & Sessions Co. Project) VRDN 3.77% due 09/01/2007 (a)	400,000
3,175,000	Manitowoc, Wisconsin Electric Rev (ROCS RR II R 2177) VRDN 3.68% due 10/01/2024 (a)	3,175,000
10,000,000	Milwaukee, Wisconsin Redevelopment Auth Lease Rev (University Wisconsin — Kenilworth Project) VRDN 3.61% due 09/01/2040 (a)	10,000,000
	Milwaukee, Wisconsin Redevelopment Auth Rev VRDN:
17,255,000	(Cathedral Place Package Facilities Project) 3.67% due 05/01/2025 (a)	17,255,000
3,575,000	(Wisconsin Humane Society Inc. Project) 3.80% due 03/01/2019 (a)	3,575,000
14,965,000	Milwaukee, Wisconsin Redevelopment Auth Rev (YMCA — Milwaukee Project) DDN 3.73% due 07/01/2034 (a)	14,965,000
4,950,000	Northland Pines School District Wisconsin TRAN 4.25% due 10/12/2006	4,961,842
2,305,000	Sturtevant, Wisconsin IDR (Andis Co. Project — Series A) VRDN 3.78% due 12/01/2016 (a)	2,305,000
2,900,000	Wauwatosa, Wisconsin Housing Auth Rev (Hart Park Square Project) VRDN 3.76% due 03/01/2034 (a)	2,900,000
12,745,000	West Allis, Wisconsin Rev (State Fair Park Exposition) VRDN 3.67% due 08/01/2028 (a)	12,745,000
	Wisconsin State GO ECN CP:
34,945,000	(Series 2000-A) 3.68% due 08/09/2006	34,945,000
17,325,000	(Series 2000-B) 3.57% due 08/22/2006	17,325,000
43,650,000	(Series 2000-B) 3.60% due 09/06/2006	43,650,000
9,793,000	(Series 2000-C) 3.62% due 08/08/2006	9,793,000
15,015,000	(Series 2002-A) 3.43% due 08/01/2006	15,015,000
26,975,000	(Series 2004-A) 3.58% due 08/07/2006	26,975,000

Wisconsin — (concluded)
$31,200,000	(Series 2004-A) 3.62% due 08/08/2006	$31,200,000
13,860,000	(Series 2004-A) 3.70% due 09/07/2006	13,860,000
35,955,000	(Series 2004-A) 3.60% due 09/08/2006	35,955,000
25,000,000	(Series 2006-A) 3.55% due 08/07/2006	25,000,000
10,950,000	(Series 2006-A) 3.57% due 08/22/2006	10,950,000
	Wisconsin State Health & Educational Facilities Auth Rev DDN:
21,120,000	(Gundersen Lutheran — Series A) 3.68% due 12/01/2015 (a)	21,120,000
30,645,000	(Gundersen Lutheran — Series B) 3.68% due 12/01/2029 (a)	30,645,000
18,170,000	(Lutheran College Project) 3.73% due 06/01/2033 (a)	18,170,000
32,640,000	(Prohealth Inc. — Series B) 3.68% due 08/15/2030 (a)	32,640,000
1,930,000	(Riverview Hospital Assn) 3.73% due 10/01/2030 (a)	1,930,000
	Wisconsin State Health & Educational Facilities Auth Rev VRDN:
6,500,000	(Attic Angel Obligated) 3.67% due 11/01/2028 (a)	6,500,000
1,750,000	(Hospicecare Holdings Inc.) 3.65% due 05/01/2030 (a)	1,750,000
7,000,000	(Lutheran College Project) 3.73% due 09/01/2031 (a)	7,000,000
11,500,000	(Marshfield — Series B) 3.67% due 01/15/2036 (a)	11,500,000
18,450,000	(Meriter Hospital Inc. Project) 3.73% due 12/01/2032 (a)	18,450,000
12,000,000	(Oakwood Village) 3.66% due 03/01/2035 (a)	12,000,000
6,075,000	(St. John’s Community) 3.67% due 10/01/2022 (a)	6,075,000
20,000,000	Wisconsin Housing & Economic Development Auth (Home Ownership Rev — Series A) VRDN 3.68% due 09/01/2022 (a)	20,000,000
	Wisconsin State Petroleum Inspection Fee Rev Bonds CP:
30,000,000	3.45% due 08/01/2006	30,000,000
16,300,000	3.58% due 08/07/2006	16,300,000
46,000,000	3.70% due 09/07/2006	46,000,000
50,000,000	3.75% due 10/02/2006	50,000,000
	Wisconsin State VRDN:
8,960,000	(Putters — Series 531) 3.68% due 11/01/2012 (a)	8,960,000
6,735,000	(Putters — Series 1268) 3.68% due 05/01/2020 (a)	6,735,000
Wyoming — 0.1%
	Laramine County, Wyoming IDR (Cheyenne Light Fuel & Power Co.) VRDN:
5,000,000	(Series 97-A) 3.82% due 03/01/2027 (a)	5,000,000
3,500,000	(Series 97-B) 3.82% due 09/01/2021 (a)	3,500,000

22    MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)

Master Institutional Tax-Exempt Fund
Schedule of Investments (concluded)

Face Amount	Issue	Value

Multiple States — 1.4%
	Reset Optional Certificates Trust (Various States) VRDN:
46,055,000	(ROCS RR II R 8002-FA 3.74% due 03/01/2007	46,055,000
58,890,000	(ROCS RR II R 8004-AO) 3.74% due 03/01/2007	58,890,000
46,180,000	(ROCS RR II R 8005-MN) 3.74% due 03/01/2007	46,180,000
47,875,000	(ROCS RR II R 8012-JD) 3.74% due 03/01/2007	47,875,000
15,710,000	(ROCS RR II R 8016-AO) 3.74% due 03/01/2007	15,710,000
Total Investments (Cost $14,906,959,948) — 99.1%		14,906,959,948
Other Assets Less Liabilities — 0.9%		141,811,550
Net Assets		$15,048,771,498

(a)	The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at July 31, 2006. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Portfolio Abbreviations for Master Institutional
Tax-Exempt Fund

Assn	Association
Auth	Authority
BAN	Bond Anticipation Notes
Bldg	Building
CP	Commercial Paper
DDN	Daily Demand Notes
ECN	Economic Commercial Notes
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
EDF	Economic Development Financing
EFR	Environmental Facilities Revenue
FXRDN	Fixed Rate Demand Notes
GO	General Obligation
IBR	Industrial Building Revenue
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
IFA	Industrial Finance Agency
IFC	Industrial Facilities Corporation
M/F	Multi-Family
Merlots	Municipal Extendible Receipts Liquidity Option Tender Securities
Muni	Municipal
PCR	Pollution Control Revenue
Putters	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
Rcpts	Receipts
Rev	Revenue
ROCS	Reset Option Certificates
S/F	Single Family
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2006 (Unaudited)    23